Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%,
11/15/28(a)	$9,559	$8,763,647
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	15,633	15,142,603
7.50%, 06/01/29(a)(b)	13,344	11,458,087
7.75%, 04/15/28(a)(b)	12,779	11,286,190
7.88%, 04/01/30(a)(b)	10,920	11,113,284
9.00%, 09/15/28(a)(b)	9,155	9,720,940
CMG Media Corp., 8.88%, 12/15/27(a)(b)	7,573	4,414,302
Lamar Media Corp.
3.63%, 01/15/31(b)	8,145	7,237,240
3.75%, 02/15/28(b)	7,757	7,306,211
4.00%, 02/15/30	8,769	8,088,083
4.88%, 01/15/29(b)	3,814	3,702,447
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	33,485	32,794,158
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29(a)(b)	6,478	6,006,628
4.63%, 03/15/30(a)(b)	8,115	7,456,301
5.00%, 08/15/27(a)(b)	7,315	7,148,578
7.38%, 02/15/31(a)	6,275	6,573,017
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,659	14,765,073
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)(b)	7,051	6,929,684
		179,906,473
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	8,360	8,545,495
Bombardier Inc.
6.00%, 02/15/28(a)	8,354	8,330,010
7.00%, 06/01/32(a)(b)	7,817	7,992,620
7.25%, 07/01/31(a)(b)	10,093	10,390,349
7.45%, 05/01/34(a)(b)	6,996	7,485,720
7.50%, 02/01/29(a)(b)	8,546	8,923,279
7.88%, 04/15/27(a)(b)	9,770	9,784,811
8.75%, 11/15/30(a)(b)	10,650	11,541,282
Moog Inc., 4.25%, 12/15/27(a)	7,799	7,465,253
Spirit AeroSystems Inc.
3.85%, 06/15/26(b)	4,063	3,899,487
4.60%, 06/15/28(b)	9,659	9,151,087
9.38%, 11/30/29(a)(b)	11,385	12,322,014
9.75%, 11/15/30(a)	16,578	18,476,098
TransDigm Inc.
4.63%, 01/15/29	15,258	14,429,455
4.88%, 05/01/29(b)	9,557	9,094,425
5.50%, 11/15/27	32,879	32,466,442
6.38%, 03/01/29(a)	34,785	35,432,022
6.63%, 03/01/32(a)(b)	27,835	28,470,382
6.75%, 08/15/28(a)	26,515	27,024,671
6.88%, 12/15/30(a)	18,415	18,937,268
7.13%, 12/01/31(a)(b)	12,775	13,259,012
Triumph Group Inc., 9.00%, 03/15/28(a)	13,686	14,415,340
		317,836,522
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	6,652	6,542,688
6.00%, 06/15/30(a)(b)	14,326	14,215,047
Turning Point Brands Inc., 5.63%, 02/15/26(a)(b)	2,066	2,039,635
Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29(a)	$12,761	$12,241,777
10.50%, 11/01/26(a)	3,923	3,961,626
		39,000,773
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(a)	14,779	14,215,001
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	8,190	7,638,585
American Airlines Inc.
7.25%, 02/15/28(a)(b)	9,362	9,354,043
8.50%, 05/15/29(a)(b)	12,505	12,874,035
American Airlines Inc./AAdvantage Loyalty
IP Ltd.
5.50%, 04/20/26(a)	24,741	24,575,716
5.75%, 04/20/29(a)(b)	37,885	37,020,882
Delta Air Lines Inc.
3.75%, 10/28/29(b)	4,077	3,781,703
4.38%, 04/19/28(b)	2,843	2,749,225
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 11.00%,
04/15/29(a)(b)	10,312	9,832,181
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd., 8.00%, 09/20/25(a)(b)	11,462	7,246,865
United Airlines Inc.
4.38%, 04/15/26(a)	26,782	26,112,110
4.63%, 04/15/29(a)	25,425	24,027,606
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
6.38%, 02/01/30(a)(b)	13,007	10,361,061
7.88%, 05/01/27(a)(b)	6,280	5,684,553
9.50%, 06/01/28(a)(b)	6,768	6,057,063
		201,530,629
Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31(a)(b)	4,847	4,256,978
4.25%, 03/15/29(a)(b)	4,909	4,528,540
Hanesbrands Inc.
4.88%, 05/15/26(a)(b)	12,354	12,099,833
9.00%, 02/15/31(a)(b)	8,978	9,502,203
Kontoor Brands Inc., 4.13%, 11/15/29(a)(b)	5,267	4,841,308
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	7,636	6,655,745
Under Armour Inc., 3.25%, 06/15/26(b)	6,605	6,295,518
William Carter Co. (The), 5.63%, 03/15/27(a)	6,669	6,596,752
Wolverine World Wide Inc., 4.00%,
08/15/29(a)(b)	8,142	6,941,545
		61,718,422
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	12,762	11,358,736
4.75%, 10/01/27(a)	3,963	3,868,117
5.88%, 06/01/29(a)(b)	4,855	4,854,017
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29(a)(b)	12,925	12,977,101
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,236	5,958,592
5.50%, 07/15/29(a)	5,903	5,772,995
5.88%, 01/15/28(a)(b)	6,895	6,826,969
7.75%, 10/15/25(a)	5,986	5,992,626
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)(b)	8,585	9,023,977
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	8,165	7,136,210

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PM General Purchaser LLC, 9.50%,
10/01/28(a)(b)	$7,664	$7,869,365
Wabash National Corp., 4.50%, 10/15/28(a)	5,543	5,032,596
		86,671,301
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)	8,725	8,563,223
7.00%, 04/15/28(a)(b)	6,815	6,965,923
8.25%, 04/15/31(a)(b)	7,850	8,253,317
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,380	8,603,086
6.50%, 04/01/27(b)	5,308	5,323,918
6.88%, 07/01/28	4,460	4,460,956
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(b)	8,080	8,074,828
6.75%, 05/15/28(a)(b)	10,166	10,352,225
8.50%, 05/15/27(a)(b)	14,393	14,500,458
Cooper-Standard Automotive Inc.
10.63%, 05/15/27, (10.63% PIK)(a)(b)(c)	5,375	4,243,599
13.50%, 03/31/27,
(9% Cash and 4.5% PIK)(a)(b)(c)	5,887	6,331,405
Dana Inc.
4.25%, 09/01/30(b)	5,027	4,439,179
4.50%, 02/15/32(b)	4,000	3,494,878
5.38%, 11/15/27(b)	4,503	4,425,202
5.63%, 06/15/28(b)	6,696	6,525,657
Dornoch Debt Merger Sub Inc., 6.63%,
10/15/29(a)(b)	8,817	7,724,932
Garrett Motion Holdings Inc./Garrett LX I SARL,
7.75%, 05/31/32(a)	10,129	10,299,314
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	9,066	8,842,664
5.00%, 05/31/26(b)	8,863	8,743,917
5.00%, 07/15/29(b)	11,802	11,138,726
5.25%, 04/30/31(b)	7,088	6,609,614
5.25%, 07/15/31(b)	7,515	7,025,909
5.63%, 04/30/33(b)	6,118	5,629,861
IHO Verwaltungs GmbH
4.75%, 09/15/26,
(4.75% Cash and 5.50% PIK)(a)(b)(c)	5,613	5,472,921
6.00%, 05/15/27,
(6.00% Cash and 6.75% PIK)(a)(c)	5,021	4,981,008
6.38%, 05/15/29,
(6.38% Cash and 7.13% PIK)(a)(c)	5,646	5,651,539
Phinia Inc., 6.75%, 04/15/29(a)(b)	8,233	8,397,734
Real Hero Merger Sub 2 Inc., 6.25%,
02/01/29(a)(b)	8,440	7,249,528
Tenneco Inc., 8.00%, 11/17/28(a)(b)	24,937	22,631,867
Titan International Inc., 7.00%, 04/30/28(b)	6,289	6,107,899
ZF North America Capital Inc.
6.75%, 04/23/30(a)	10,446	10,641,121
6.88%, 04/14/28(a)	7,938	8,136,220
6.88%, 04/23/32(a)(b)	9,203	9,515,055
7.13%, 04/14/30(a)	7,165	7,437,514
		266,795,197
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	11,283	12,339,290
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	7,400	7,253,412
7.63%, 05/01/26(a)	7,888	7,896,708
Security	Par (000)	Value

Banks (continued)
12.00%, 10/01/28(a)	$9,442	$10,158,922
12.25%, 10/01/30(a)	6,160	6,751,662
Intesa Sanpaolo SpA
4.20%, 06/01/32,
(1-year CMT + 2.600%)(a)(b)(d)	11,384	9,856,170
4.95%, 06/01/42,
(1-year CMT + 2.750%)(a)(d)	9,020	6,992,651
5.71%, 01/15/26(a)(b)	15,318	15,301,762
Standard Chartered PLC, 7.01%,
(3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	6,590	6,700,897
Texas Capital Bancshares Inc., 4.00%,
05/06/31, (5-year CMT + 3.150%)(d)	5,436	5,038,902
UniCredit SpA
5.46%, 06/30/35,
(5-year CMT + 4.750%)(a)(d)	19,681	18,893,364
5.86%, 06/19/32,
(5-year USD ICE Swap + 3.703%)(a)(d)	12,615	12,510,856
7.30%, 04/02/34,
(5-year USD ICE Swap + 4.914%)(a)(d)	16,580	17,216,331
Valley National Bancorp., 3.00%, 06/15/31,
(3-mo. SOFR + 2.360%)(d)	3,680	2,926,290
Western Alliance Bancorp, 3.00%, 06/15/31,
(3-mo. SOFR + 2.250%)(b)(d)	8,265	7,397,423
		147,234,640
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	10,367	9,654,075
Triton Water Holdings Inc., 6.25%,
04/01/29(a)(b)	10,632	10,301,609
		19,955,684
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%,
08/15/28(a)(b)	3,276	2,499,500

Building Materials — 1.9%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	6,596	3,924,526
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28(a)(b)	8,188	8,705,490
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	4,913	4,623,221
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	15,557	13,903,621
5.00%, 03/01/30(a)(b)	7,575	7,247,560
6.38%, 06/15/32(a)(b)	9,213	9,343,768
6.38%, 03/01/34(a)(b)	12,107	12,210,977
Camelot Return Merger Sub Inc., 8.75%,
08/01/28(a)(b)	10,324	10,264,274
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	4,179	3,443,551
9.50%, 08/15/29(a)	3,975	3,979,969
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	6,712	5,746,423
Eco Material Technologies Inc., 7.88%,
01/31/27(a)	9,227	9,388,710
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	34,104	34,744,243
6.75%, 07/15/31(a)	6,510	6,638,727
Griffon Corp., 5.75%, 03/01/28(b)	13,604	13,317,013
James Hardie International Finance DAC,
5.00%, 01/15/28(a)	5,097	4,913,997
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	5,151	4,904,404
Knife River Corp., 7.75%, 05/01/31(a)(b)	6,388	6,702,315
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	4,520	4,183,349
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	10,430	10,715,849

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC, 6.75%, 04/01/32(a)(b)	$9,857	$10,000,888
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 02/01/30(a)(b)	7,248	6,770,336
New Enterprise Stone & Lime Co. Inc., 5.25%,
07/15/28(a)	7,166	6,882,125
Oscar AcquisitionCo. LLC/Oscar Finance Inc.,
9.50%, 04/15/30(a)(b)	8,031	7,518,514
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	13,201	13,076,974
8.88%, 11/15/31(a)	13,565	14,618,376
Standard Industries Inc./NJ
3.38%, 01/15/31(a)	13,030	11,146,844
4.38%, 07/15/30(a)(b)	19,415	17,687,056
4.75%, 01/15/28(a)	13,450	12,885,850
5.00%, 02/15/27(a)	9,756	9,545,623
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29(a)(b)	6,743	6,592,000
6.50%, 03/15/27(a)(b)	1,955	1,957,444
7.25%, 01/15/31(a)	11,654	12,151,905
Wilsonart LLC, 11.00%, 08/15/32(a)	6,050	5,929,000
		315,664,922
Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27(a)	7,449	7,671,427
Ashland Inc.
3.38%, 09/01/31(a)(b)	5,672	4,887,613
6.88%, 05/15/43(b)	3,428	3,536,606
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)	6,900	3,691,500
7.50%, 09/30/29(a)(b)	3,355	1,677,500
Avient Corp., 7.13%, 08/01/30(a)(b)	9,775	10,036,509
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31(a)(b)	4,970	5,212,224
Axalta Coating Systems LLC, 3.38%,
02/15/29(a)(b)	10,017	9,118,249
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%,
06/15/27(a)(b)	4,807	4,705,796
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,710	7,628,911
5.38%, 05/15/27(b)	6,571	6,312,494
5.75%, 11/15/28(a)(b)	10,279	9,615,976
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	6,655	5,318,856
12.00%, 02/15/31(a)	8,060	7,957,180
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28(a)	7,422	7,169,631
Element Solutions Inc., 3.88%, 09/01/28(a)	11,304	10,471,189
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	7,414	6,914,800
HB Fuller Co.
4.00%, 02/15/27(b)	3,166	3,059,921
4.25%, 10/15/28(b)	3,848	3,593,244
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	4,580	3,975,085
Illuminate Buyer LLC/Illuminate Holdings
IV Inc., 9.00%, 07/01/28(a)(b)	4,678	4,693,311
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	5,895	5,919,015
7.50%, 04/15/29(a)	10,152	10,334,015
INEOS Quattro Finance 2 PLC, 9.63%,
03/15/29(a)(b)	3,415	3,660,501
Security	Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(a)(b)	$7,169	$6,563,891
Innophos Holdings Inc., 9.38%, 02/15/28(a)(b)	3,741	3,235,965
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)(b)	4,724	4,520,275
Mativ Holdings Inc., 6.88%, 10/01/26(a)(b)	5,552	5,544,731
Methanex Corp.
5.13%, 10/15/27(b)	10,149	9,881,769
5.25%, 12/15/29(b)	9,888	9,623,054
5.65%, 12/01/44(b)	3,068	2,678,097
Minerals Technologies Inc., 5.00%, 07/01/28(a)	4,843	4,656,060
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,339	6,639,101
5.25%, 06/01/27(a)	13,619	13,290,726
8.50%, 11/15/28(a)	5,085	5,396,849
9.00%, 02/15/30(a)(b)	8,281	8,754,519
Nufarm Australia Ltd./Nufarm Americas Inc.,
5.00%, 01/27/30(a)(b)	3,804	3,499,081
Olin Corp.
5.00%, 02/01/30(b)	7,990	7,612,951
5.13%, 09/15/27	5,486	5,354,934
5.63%, 08/01/29	8,556	8,448,378
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	8,994	8,292,949
6.25%, 10/01/29(a)(b)	5,590	5,129,689
7.13%, 10/01/27(a)(b)	3,445	3,468,240
7.25%, 06/15/31(a)	9,245	9,251,656
9.75%, 11/15/28(a)	18,010	19,138,669
Polar U.S. Borrower LLC/Schenectady
International Group Inc., 6.75%,
05/15/26(a)(b)	2,116	589,306
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	5,192	5,611,913
Rayonier AM Products Inc., 7.63%,
01/15/26(a)(b)	5,497	5,230,231
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	13,554	12,636,093
6.63%, 05/01/29(a)(b)	8,534	8,045,018
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26(a)	9,700	9,477,612
SK Invictus Intermediate II SARL, 5.00%,
10/30/29(a)(b)	9,532	8,879,889
SNF Group SACA
3.13%, 03/15/27(a)	4,407	4,075,441
3.38%, 03/15/30(a)	4,925	4,237,578
Trinseo Materials Operating SCA/Trinseo
Materials Finance Inc., 5.13%, 04/01/29(a)(b)	3,241	1,228,608
Tronox Inc., 4.63%, 03/15/29(a)(b)	14,878	13,551,124
Vibrantz Technologies Inc., 9.00%,
02/15/30(a)(b)	10,198	9,128,485
WR Grace Holdings LLC
4.88%, 06/15/27(a)	10,284	9,945,851
5.63%, 08/15/29(a)	15,311	14,010,462
7.38%, 03/01/31(a)(b)	4,922	5,054,013
		409,844,761
Coal — 0.1%
Alliance Resource Operating
Partners LP/Alliance Resource Finance
Corp., 8.63%, 06/15/29(a)(b)	6,280	6,602,296
SunCoke Energy Inc., 4.88%, 06/30/29(a)	6,686	6,114,665
		12,716,961

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 4.6%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$13,904	$12,971,047
4.88%, 07/15/32(a)(b)	9,726	9,042,339
Adtalem Global Education Inc., 5.50%,
03/01/28(a)	5,375	5,223,530
Albion Financing 1 SARL/Aggreko
Holdings Inc., 6.13%, 10/15/26(a)	7,555	7,463,699
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	5,110	5,177,406
Allied Universal Holdco LLC, 7.88%,
02/15/31(a)	18,621	18,945,154
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29(a)(b)	12,357	10,766,580
6.63%, 07/15/26(a)(b)	660	660,952
9.75%, 07/15/27(a)(b)	14,690	14,677,599
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL, 4.63%,
06/01/28(a)(b)	24,675	22,766,340
Alta Equipment Group Inc., 9.00%, 06/01/29(a)	7,115	6,742,335
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	3,989	3,653,026
4.63%, 10/01/27(a)(b)	6,012	5,775,232
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	4,101	3,785,740
4.75%, 10/15/29(a)(b)	2,927	2,785,114
APX Group Inc.
5.75%, 07/15/29(a)(b)	11,289	10,982,824
6.75%, 02/15/27(a)	9,072	9,061,484
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28(a)(b)	6,493	5,971,172
5.38%, 03/01/29(a)(b)	7,735	7,079,682
5.75%, 07/15/27(a)(b)	4,787	4,628,072
5.75%, 07/15/27(a)(b)	4,191	4,031,369
8.00%, 02/15/31(a)(b)	6,645	6,590,515
Block Inc.
2.75%, 06/01/26	11,823	11,245,596
3.50%, 06/01/31	12,956	11,238,050
6.50%, 05/15/32(a)(b)	23,874	24,260,804
Boost Newco Borrower LLC, 7.50%,
01/15/31(a)	27,715	29,191,461
Brink’s Co. (The)
4.63%, 10/15/27(a)	7,979	7,735,072
6.50%, 06/15/29(a)(b)	5,640	5,747,581
6.75%, 06/15/32(a)	5,270	5,372,143
Carriage Services Inc., 4.25%, 05/15/29(a)	5,637	5,106,922
Champions Financing Inc., 8.75%,
02/15/29(a)(b)	9,170	9,352,914
Cimpress PLC, 7.00%, 06/15/26	8,238	8,239,483
CoreCivic Inc., 8.25%, 04/15/29(b)	7,735	8,140,801
CPI CG Inc., 10.00%, 07/15/29(a)	3,715	3,872,887
Deluxe Corp., 8.00%, 06/01/29(a)	6,996	6,601,021
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	6,763	6,511,215
6.00%, 06/01/29(a)	6,931	6,425,793
7.75%, 02/15/28(a)(b)	5,015	5,174,973
8.25%, 08/01/32(a)	3,125	3,129,450
9.50%, 11/01/27(a)	6,126	6,164,686
GEO Group Inc. (The)
8.63%, 04/15/29(b)	7,145	7,439,458
10.25%, 04/15/31	6,967	7,468,292
Security	Par (000)	Value

Commercial Services (continued)
Graham Holdings Co., 5.75%, 06/01/26(a)	$4,315	$4,290,136
Grand Canyon University, 5.13%, 10/01/28(b)	5,011	4,589,196
Herc Holdings Inc.
5.50%, 07/15/27(a)	12,193	12,092,358
6.63%, 06/15/29(a)(b)	11,740	11,986,691
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	5,913	4,461,250
5.00%, 12/01/29(a)(b)	12,959	8,565,247
12.63%, 07/15/29(a)(b)	10,305	10,959,027
Korn Ferry, 4.63%, 12/15/27(a)(b)	5,191	5,002,822
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%,
02/01/26(a)	2,895	2,879,008
Matthews International Corp., 5.25%,
12/01/25(a)	2,302	2,273,221
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29(a)(b)	10,224	9,727,371
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	7,296	7,225,195
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	12,261	11,411,729
Paysafe Finance PLC/Paysafe Holdings
U.S. Corp., 4.00%, 06/15/29(a)(b)	4,886	4,517,720
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29(a)	4,616	1,961,800
Port of Newcastle Investments Financing Pty
Ltd., 5.90%, 11/24/31(a)	460	430,197
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(a)	13,270	12,383,238
5.75%, 04/15/26(a)	18,694	18,679,473
6.25%, 01/15/28(a)(b)	13,903	13,857,298
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	7,718	7,424,423
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	23,474
9.50%, 08/01/29(a)	7,375	7,467,188
10.88%, 08/01/29(a)	3,650	3,640,875
Service Corp. International/U.S.
3.38%, 08/15/30(b)	11,230	9,936,145
4.00%, 05/15/31(b)	10,473	9,435,751
4.63%, 12/15/27	5,046	4,905,606
5.13%, 06/01/29(b)	8,255	8,090,046
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26(a)	5,866	5,724,866
Signal Parent Inc., 6.13%, 04/01/29(a)(b)	4,355	2,953,784
Sotheby’s, 7.38%, 10/15/27(a)	9,689	8,067,103
Sotheby’s/Bidfair Holdings Inc., 5.88%,
06/01/29(a)(b)	3,734	2,714,096
TriNet Group Inc.
3.50%, 03/01/29(a)	6,832	6,190,705
7.13%, 08/15/31(a)(b)	5,577	5,741,393
United Rentals North America Inc.
3.75%, 01/15/32(b)	10,369	9,153,188
3.88%, 11/15/27(b)	9,294	8,864,395
3.88%, 02/15/31(b)	13,665	12,349,871
4.00%, 07/15/30(b)	9,180	8,396,499
4.88%, 01/15/28(b)	20,825	20,367,243
5.25%, 01/15/30(b)	8,823	8,631,177
5.50%, 05/15/27(b)	5,480	5,459,010
6.13%, 03/15/34(a)	13,738	13,802,761
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	6,286	6,149,712
Valvoline Inc., 3.63%, 06/15/31(a)(b)	8,017	7,008,023
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	4,567	4,424,375

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
VT Topco Inc., 8.50%, 08/15/30(a)	$7,784	$8,237,620
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	17,380	18,140,857
WASH Multifamily Acquisition Inc., 5.75%,
04/15/26(a)(b)	12,058	11,866,407
Williams Scotsman Inc.
4.63%, 08/15/28(a)	6,509	6,193,946
6.63%, 06/15/29(a)(b)	6,365	6,481,412
7.38%, 10/01/31(a)	6,373	6,625,983
WW International Inc., 4.50%, 04/15/29(a)(b)	5,636	2,017,688
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	7,616	6,663,382
		757,641,794
Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	5,669	5,392,066
Amentum Escrow Corp., 7.25%, 08/01/32(a)	3,165	3,232,440
ASGN Inc., 4.63%, 05/15/28(a)(b)	7,537	7,221,857
Conduent Business Services LLC/Conduent
State & Local Solutions Inc., 6.00%,
11/01/29(a)(b)	8,255	7,823,474
Crane NXT Co., 4.20%, 03/15/48	4,100	2,907,530
Crowdstrike Holdings Inc., 3.00%, 02/15/29	9,363	8,402,344
Fortress Intermediate 3 Inc., 7.50%,
06/01/31(a)(b)	11,110	11,391,527
Insight Enterprises Inc., 6.63%, 05/15/32(a)	7,917	8,144,730
KBR Inc., 4.75%, 09/30/28(a)(b)	3,233	3,074,733
McAfee Corp., 7.38%, 02/15/30(a)(b)	25,934	24,191,414
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	18,597	20,315,775
NCR Voyix Corp.
5.00%, 10/01/28(a)	7,972	7,623,070
5.13%, 04/15/29(a)	14,782	14,122,422
5.25%, 10/01/30(a)(b)	7,436	6,976,525
Science Applications International Corp., 4.88%,
04/01/28(a)(b)	5,667	5,476,070
Seagate HDD Cayman
4.09%, 06/01/29	6,408	6,030,937
4.13%, 01/15/31	4,276	3,876,849
4.88%, 06/01/27(b)	5,189	5,115,094
5.75%, 12/01/34(b)	6,279	6,138,922
8.25%, 12/15/29(b)	5,553	5,984,362
8.50%, 07/15/31(b)	5,825	6,324,688
9.63%, 12/01/32(b)	9,689	11,095,336
Unisys Corp., 6.88%, 11/01/27(a)(b)	7,135	6,392,408
Virtusa Corp., 7.13%, 12/15/28(a)(b)	4,953	4,694,179
Western Digital Corp., 4.75%, 02/15/26	26,000	25,548,247
		217,496,999
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26(a)	5,886	5,822,344
Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC
4.75%, 01/15/29(a)	6,400	6,123,547
6.63%, 07/15/30(a)(b)	9,821	10,084,527
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,782	6,310,877
5.50%, 06/01/28(a)(b)	7,982	7,824,631
Oriflame Investment Holding PLC, 5.13%,
05/04/26(a)	2,675	655,375
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	7,425	7,257,572
4.90%, 06/15/30(b)	11,223	10,593,297
4.90%, 12/15/44(b)	3,255	2,649,631
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	$9,303	$8,201,509
5.13%, 01/15/28(a)	4,877	4,768,138
		70,291,448
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply
Co. Inc.
3.88%, 11/15/29(a)(b)	6,525	5,905,243
4.00%, 01/15/28(a)(b)	8,692	8,208,887
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	10,040	9,714,451
Dealer Tire LLC/DT Issuer LLC, 8.00%,
02/01/28(a)	6,548	6,532,473
Gates Corp./DE, 6.88%, 07/01/29(a)	7,930	8,074,810
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,021	3,024,109
H&E Equipment Services Inc., 3.88%,
12/15/28(a)	17,640	16,118,330
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	3,583	3,265,805
6.50%, 07/15/32(a)	7,475	7,474,620
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	6,243	6,374,229
7.75%, 03/15/31(a)(b)	11,415	12,002,918
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	7,920	8,157,600
Verde Purchaser LLC, 10.50%, 11/30/30(a)(b)	9,937	10,562,793
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(f)(g)	2,840	211,225
9.00%, 11/15/26(a)(b)(f)(g)	4,347	1,738,800
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	10,807	11,374,432
		118,740,725
Diversified Financial Services — 4.4%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	7,195	6,895,527
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27(a)	6,395	6,529,545
Ally Financial Inc.
5.75%, 11/20/25	9,693	9,727,349
6.70%, 02/14/33(b)	7,774	7,990,764
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	5,665	5,356,601
10.00%, 08/15/30(a)	9,168	9,774,848
Armor Holdco Inc., 8.50%, 11/15/29(a)(b)	4,596	4,391,997
Bread Financial Holdings Inc., 9.75%,
03/15/29(a)	12,902	13,833,163
Brightsphere Investment Group Inc., 4.80%,
07/27/26(b)	3,532	3,422,789
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	5,473	5,351,110
6.88%, 04/15/30(a)	4,250	4,192,120
9.25%, 07/01/31(a)	9,040	9,632,762
Castlelake Aviation Finance DAC, 5.00%,
04/15/27(a)	5,521	5,377,908
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)(b)	5,100	4,180,419
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,482	11,868,409
3.63%, 10/01/31(a)(b)	8,470	7,041,802
Credit Acceptance Corp.
6.63%, 03/15/26(b)	4,672	4,675,101
9.25%, 12/15/28(a)	8,600	9,177,464
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	6,593	6,839,295
9.25%, 04/01/29(a)(b)	6,805	7,170,422

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Enova International Inc.
8.50%, 09/15/25(a)(b)	$3,289	$3,293,055
9.13%, 08/01/29(a)	2,085	2,105,677
11.25%, 12/15/28(a)(b)	6,540	7,050,166
Finance of America Funding LLC, 7.88%,
11/15/25(a)(b)	3,389	2,576,932
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	9,388	9,235,445
9.25%, 02/01/29(a)	13,960	14,059,954
GGAM Finance Ltd.
6.88%, 04/15/29(a)	4,715	4,820,781
8.00%, 02/15/27(a)	10,023	10,363,030
8.00%, 06/15/28(a)(b)	7,164	7,582,005
7.75%, 05/15/26(a)	5,490	5,621,689
goeasy Ltd.
4.38%, 05/01/26(a)(b)	4,392	4,263,587
7.63%, 07/01/29(a)(b)	6,851	7,007,559
9.25%, 12/01/28(a)	7,499	8,042,113
GPS Hospitality Holding Co. LLC/GPS
Finco Inc., 7.00%, 08/15/28(a)(b)	5,364	3,895,747
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	4,108	3,833,827
9.13%, 01/31/30(a)	5,255	5,336,505
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	6,782	6,420,057
7.13%, 04/30/31(a)	17,830	18,494,711
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(a)	13,226	12,283,860
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)(b)	3,613	3,587,313
9.50%, 02/15/29(a)(b)	5,934	6,225,870
LD Holdings Group LLC
6.13%, 04/01/28(a)	7,925	6,313,712
8.75%, 11/01/27(a)(b)	4,701	4,276,018
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	3,709	3,445,607
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	7,930	8,138,551
6.50%, 03/26/31(a)	6,514	6,760,216
8.13%, 03/30/29(a)	4,795	5,073,215
8.38%, 05/01/28(a)	4,632	4,904,635
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	5,403	4,853,140
6.50%, 05/01/28(a)	14,074	13,593,654
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	5,377	5,287,336
5.13%, 12/15/30(a)(b)	8,367	7,792,031
5.50%, 08/15/28(a)	10,335	10,037,469
5.75%, 11/15/31(a)(b)	7,495	7,153,053
6.00%, 01/15/27(a)	6,742	6,691,777
6.50%, 08/01/29(a)	5,110	5,102,461
7.13%, 02/01/32(a)(b)	12,570	12,830,790
Navient Corp.
4.88%, 03/15/28	6,019	5,617,921
5.00%, 03/15/27(b)	8,631	8,344,806
5.50%, 03/15/29(b)	9,308	8,656,077
5.63%, 08/01/33	7,405	6,167,271
6.75%, 06/15/26(b)	7,974	8,059,258
9.38%, 07/25/30	6,535	6,962,324
11.50%, 03/15/31	6,200	6,871,169
OneMain Finance Corp.
3.50%, 01/15/27(b)	9,446	8,926,660
Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 09/15/28	$7,077	$6,464,972
4.00%, 09/15/30(b)	10,695	9,361,921
5.38%, 11/15/29(b)	9,433	9,064,869
6.63%, 01/15/28(b)	9,520	9,646,530
7.13%, 03/15/26	18,400	18,714,898
7.50%, 05/15/31	9,450	9,717,170
7.88%, 03/15/30	8,785	9,159,812
9.00%, 01/15/29	12,735	13,502,704
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	3,357	3,422,737
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27(a)	5,364	5,236,367
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,330	7,722,272
5.38%, 10/15/25(a)	5,793	5,758,316
5.75%, 09/15/31(a)	6,254	5,974,575
7.13%, 11/15/30(a)	8,275	8,338,395
7.88%, 12/15/29(a)	9,490	9,933,990
PHH Mortgage Corp., 7.88%, 03/15/26(a)	3,685	3,616,260
PRA Group Inc.
5.00%, 10/01/29(a)(b)	4,039	3,569,606
7.38%, 09/01/25(a)	2,808	2,805,641
8.38%, 02/01/28(a)	5,114	5,177,613
8.88%, 01/31/30(a)(b)	6,210	6,319,445
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	13,216	12,487,631
3.63%, 03/01/29(a)(b)	10,781	9,896,941
3.88%, 03/01/31(a)	15,965	14,201,308
4.00%, 10/15/33(a)	9,908	8,521,676
SLM Corp.
3.13%, 11/02/26(b)	6,466	6,118,883
4.20%, 10/29/25	4,498	4,415,805
StoneX Group Inc., 7.88%, 03/01/31(a)	7,495	7,802,235
Synchrony Financial, 7.25%, 02/02/33	10,406	10,642,812
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	7,592	7,535,325
5.50%, 04/15/29(a)(b)	10,385	10,012,830
5.75%, 06/15/27(a)	7,066	6,960,153
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%,
06/15/31(a)(b)	6,875	7,081,250
World Acceptance Corp., 7.00%, 11/01/26(a)(b)	3,055	2,938,679
		723,512,050
Electric — 2.6%
AES Corp. (The), 7.60%, 01/15/55,
(5-year CMT + 3.201%)(d)	11,905	12,114,303
Algonquin Power & Utilities Corp., 4.75%,
01/18/82, (5-year CMT + 3.249%)(b)(d)	10,686	9,768,532
Atlantica Sustainable Infrastructure PLC,
4.13%, 06/15/28(a)	3,795	3,755,087
Calpine Corp.
3.75%, 03/01/31(a)	11,530	10,226,175
4.50%, 02/15/28(a)	15,286	14,643,182
4.63%, 02/01/29(a)(b)	8,192	7,741,130
5.00%, 02/01/31(a)	11,090	10,473,252
5.13%, 03/15/28(a)(b)	17,473	16,922,924
5.25%, 06/01/26(a)	3,670	3,642,926
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,535	11,101,976
3.75%, 01/15/32(a)(b)	3,673	3,202,965
4.75%, 03/15/28(a)	12,466	11,966,664
DPL Inc., 4.35%, 04/15/29	4,838	4,543,064

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	$5,755	$6,023,759
8.13%, 06/15/53,
(5-year CMT + 3.864%)(b)(d)	6,160	6,453,456
Electricite de France SA, 9.13%,
(5-year CMT + 5.411%)(a)(d)(e)	18,565	20,568,758
Emera Inc., Series 16-A, 6.75%, 06/15/76,
(3-mo. LIBOR US + 5.440%)(b)(d)	16,571	16,484,024
EUSHI Finance Inc., 7.63%, 12/15/54,
(5-year CMT + 3.136%)(a)(b)(d)	6,605	6,729,410
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29(a)(b)	5,384	4,899,015
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	7,248	6,955,581
4.25%, 09/15/24(a)	6	6,230
4.50%, 09/15/27(a)(b)	6,979	6,682,729
7.25%, 01/15/29(a)(b)	9,630	10,002,968
NRG Energy Inc.
3.38%, 02/15/29(a)	6,805	6,124,539
3.63%, 02/15/31(a)(b)	13,959	12,214,193
3.88%, 02/15/32(a)	5,560	4,855,748
5.25%, 06/15/29(a)(b)	9,510	9,247,151
5.75%, 01/15/28(b)	8,110	8,059,745
6.63%, 01/15/27(b)	3,230	3,227,685
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28(a)	9,294	8,770,536
PG&E Corp.
5.00%, 07/01/28(b)	14,347	13,994,165
5.25%, 07/01/30(b)	13,165	12,721,260
Pike Corp.
5.50%, 09/01/28(a)(b)	9,120	8,843,041
8.63%, 01/31/31(a)	4,980	5,355,148
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	16,633	17,924,199
Terraform Global Operating LP, 6.13%,
03/01/26(a)(b)	3,656	3,645,742
TransAlta Corp.
6.50%, 03/15/40	3,448	3,490,976
7.75%, 11/15/29(b)	6,038	6,334,780
Vistra Operations Co. LLC
4.38%, 05/01/29(a)(b)	15,708	14,822,384
5.00%, 07/31/27(a)(b)	16,118	15,781,790
5.50%, 09/01/26(a)	11,385	11,282,003
5.63%, 02/15/27(a)	15,848	15,726,255
6.88%, 04/15/32(a)	12,580	12,947,610
7.75%, 10/15/31(a)	18,370	19,412,591
		419,689,651
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	10,008	9,240,064
4.75%, 06/15/28(a)(b)	7,330	6,952,973
6.50%, 12/31/27(a)(b)	3,876	3,896,810
EnerSys
4.38%, 12/15/27(a)(b)	3,623	3,477,359
6.63%, 01/15/32(a)(b)	3,650	3,715,587
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	11,920	12,074,185
6.63%, 03/15/32(a)(b)	11,320	11,531,456
7.25%, 06/15/28(a)	11,971	12,267,180
		63,155,614
Security	Par (000)	Value

Electronics — 0.7%
Atkore Inc., 4.25%, 06/01/31(a)(b)	$5,230	$4,675,070
Coherent Corp., 5.00%, 12/15/29(a)(b)	14,282	13,623,574
EquipmentShare.com Inc.
8.63%, 05/15/32(a)(b)	9,095	9,442,957
9.00%, 05/15/28(a)(b)	12,874	13,251,499
Imola Merger Corp., 4.75%, 05/15/29(a)	25,914	24,389,829
Likewize Corp., 9.75%, 10/15/25(a)	4,060	4,113,888
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	12,681	11,751,187
5.88%, 09/01/30(a)(b)	5,410	5,339,392
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	9,127	8,061,300
4.38%, 02/15/30(a)	5,216	4,846,709
6.63%, 07/15/32(a)	6,500	6,584,896
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	7,585	7,042,792
		113,123,093
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(b)	5,614	4,642,782
11.75%, 10/01/28(a)(b)	5,287	4,137,300
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	9,736	9,039,530
5.00%, 01/31/28(a)	10,458	10,078,006
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	6,247	6,083,218
		33,980,836
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27	12,605	12,453,668
Arcosa Inc., 4.38%, 04/15/29(a)(b)	5,188	4,890,036
Artera Services LLC, 8.50%, 02/15/31(a)(b)	7,740	7,935,559
ATP Tower Holdings LLC/Andean Tower
Partners Colombia SAS/Andean Telecom
Partners, 4.05%, 04/27/26(a)(b)	4,337	4,198,631
Brand Industrial Services Inc., 10.38%,
08/01/30(a)(b)	17,296	18,993,170
Brundage-Bone Concrete Pumping
Holdings Inc., 6.00%, 02/01/26(a)	4,047	4,032,241
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	6,458	6,101,557
Fluor Corp., 4.25%, 09/15/28(b)	7,480	7,192,437
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)(b)	4,664	4,484,597
7.50%, 04/15/32(a)(b)	3,475	3,501,049
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29(a)(b)	3,871	3,486,913
INNOVATE Corp., 8.50%, 02/01/26(a)(b)	3,990	3,032,940
Railworks Holdings LP/Railworks Rally Inc.,
8.25%, 11/15/28(a)(b)	3,745	3,799,455
TopBuild Corp.
3.63%, 03/15/29(a)	5,155	4,745,403
4.13%, 02/15/32(a)(b)	5,554	5,003,088
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	5,205	5,698,754
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)(b)	4,987	4,747,759
		104,297,257
Entertainment — 3.1%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	7,796	6,797,463
Allen Media LLC/Allen Media Co-Issuer Inc.,
10.50%, 02/15/28(a)(b)	4,578	1,878,648
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	12,018	8,763,345

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
10.00%, 06/15/26,
(10.00% Cash and 12.00% PIK)(a)(b)(c)	$16,245	$15,393,030
Banijay Entertainment SASU, 8.13%,
05/01/29(a)	5,758	5,962,252
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	10,455	9,901,190
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,941	15,739,297
6.50%, 02/15/32(a)	18,925	19,174,746
7.00%, 02/15/30(a)	25,125	25,918,322
8.13%, 07/01/27(a)(b)	16,058	16,402,592
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	3,347	3,342,134
Cedar Fair LP/Canada’s Wonderland
Co./Magnum Management
Corp./Millennium Op
5.25%, 07/15/29(b)	6,969	6,786,637
5.38%, 04/15/27(b)	3,762	3,751,561
6.50%, 10/01/28	2,823	2,849,816
Churchill Downs Inc.
4.75%, 01/15/28(a)	8,396	8,106,287
5.50%, 04/01/27(a)	6,241	6,167,078
5.75%, 04/01/30(a)	16,889	16,559,323
6.75%, 05/01/31(a)(b)	7,260	7,373,031
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	11,424	11,043,912
7.00%, 08/01/32(a)	3,430	3,490,872
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	3,855	3,717,580
Everi Holdings Inc., 5.00%, 07/15/29(a)	3,345	3,313,418
International Game Technology PLC
4.13%, 04/15/26(a)	6,589	6,460,264
5.25%, 01/15/29(a)(b)	9,578	9,391,320
6.25%, 01/15/27(a)(b)	9,960	10,054,551
Jacobs Entertainment Inc., 6.75%,
02/15/29(a)(b)	6,569	6,140,947
Light & Wonder International Inc.
7.00%, 05/15/28(a)	7,717	7,773,789
7.25%, 11/15/29(a)(b)	6,899	7,099,161
7.50%, 09/01/31(a)(b)	7,491	7,816,754
Lions Gate Capital Holdings 1 Inc., 5.50%,
04/15/29(a)(b)	5,974	5,346,730
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	6,336	5,957,342
4.75%, 10/15/27(a)(b)	12,104	11,736,398
5.63%, 03/15/26(a)(b)	3,049	3,022,834
6.50%, 05/15/27(a)	14,210	14,379,376
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31(a)(b)	6,626	6,863,443
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	6,722	6,664,266
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp., 4.88%, 05/01/29(a)	10,451	9,868,634
Mohegan Tribal Gaming Authority
7.88%, 10/15/24(a)(b)	785	782,056
8.00%, 02/01/26(a)	12,452	11,662,419
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,690	5,603,011
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,470	6,809,874
Ontario Gaming GTA LP/OTG Co-Issuer Inc.,
8.00%, 08/01/30(a)(b)	4,460	4,614,637
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	5,709	5,052,388
5.63%, 01/15/27(a)(b)	6,787	6,623,000
Security	Par (000)	Value

Entertainment (continued)
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29(a)	$9,921	$7,417,066
5.88%, 09/01/31(a)(b)	9,563	6,781,456
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26(a)(b)	4,532	4,419,919
Resorts World Las Vegas LLC/RWLV
Capital Inc.
4.63%, 04/16/29(a)(b)	12,400	11,258,069
4.63%, 04/06/31(a)(b)	4,245	3,718,708
8.45%, 07/27/30(a)(b)	4,900	5,222,414
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30(a)(b)	11,701	11,443,865
SeaWorld Parks & Entertainment Inc., 5.25%,
08/15/29(a)(b)	10,863	10,347,539
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	5,302	5,272,251
7.25%, 05/15/31(a)(b)	11,686	12,047,610
Six Flags Entertainment Corp./Six Flags Theme
Parks Inc., 6.63%, 05/01/32(a)	9,135	9,380,155
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27(a)(b)	4,877	4,695,927
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	9,213	9,419,040
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	8,477	7,308,845
3.75%, 12/01/29(a)(b)	8,631	7,840,672
3.88%, 07/15/30(a)	8,550	7,707,081
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29(a)(b)	8,970	8,634,722
7.13%, 02/15/31(a)(b)	12,205	12,723,238
		507,794,305
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27(a)	6,991	6,842,478
5.13%, 07/15/29(a)(b)	4,575	4,427,978
6.38%, 02/01/31(a)(b)	6,530	6,603,939
Enviri Corp., 5.75%, 07/31/27(a)(b)	6,826	6,622,958
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	9,482	8,814,411
3.75%, 08/01/25(a)	6,035	5,966,839
4.00%, 08/01/28(a)(b)	8,784	8,256,891
4.38%, 08/15/29(a)(b)	7,790	7,285,519
4.75%, 06/15/29(a)(b)	9,538	9,088,739
5.13%, 12/15/26(a)	4,693	4,650,066
6.75%, 01/15/31(a)(b)	12,395	12,745,955
Madison IAQ LLC
4.13%, 06/30/28(a)	8,867	8,280,896
5.88%, 06/30/29(a)	13,128	12,290,393
Reworld Holding Corp.
4.88%, 12/01/29(a)	10,477	9,580,552
5.00%, 09/01/30(b)	5,743	5,201,882
Stericycle Inc., 3.88%, 01/15/29(a)(b)	5,496	5,225,337
Waste Pro USA Inc., 5.50%, 02/15/26(a)(b)	4,845	4,803,675
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,540	6,564,591
		133,253,099
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	6,599	6,380,172

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 03/15/29(a)	$18,830	$17,155,048
4.63%, 01/15/27(a)	16,637	16,220,298
4.88%, 02/15/30(a)(b)	14,378	13,736,889
5.88%, 02/15/28(a)	8,876	8,800,661
6.50%, 02/15/28(a)(b)	10,922	11,079,965
7.50%, 03/15/26(a)	5,107	5,173,396
Aragvi Finance International DAC, 8.45%,
04/29/26(a)(b)	1,100	976,448
B&G Foods Inc.
5.25%, 09/15/27(b)	6,984	6,542,387
8.00%, 09/15/28(a)(b)	10,022	10,218,966
C&S Group Enterprises LLC, 5.00%,
12/15/28(a)(b)	5,737	4,257,708
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	5,595	5,338,962
7.63%, 07/01/29(a)(b)	6,245	6,472,687
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)(b)	7,876	8,216,078
H-Food Holdings LLC/Hearthside Finance Co.
Inc., 8.50%, 06/01/26(a)(b)	2,569	179,906
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	4,030	3,565,215
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%,
02/15/29(a)(b)	11,056	11,346,442
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	12,723	11,614,717
4.38%, 01/31/32(a)(b)	10,491	9,455,985
4.88%, 05/15/28(a)	6,059	5,870,245
Performance Food Group Inc.
4.25%, 08/01/29(a)	14,378	13,316,622
5.50%, 10/15/27(a)	13,118	12,942,887
Pilgrim’s Pride Corp.
3.50%, 03/01/32	10,043	8,705,588
4.25%, 04/15/31	12,584	11,675,878
6.25%, 07/01/33	11,915	12,338,301
6.88%, 05/15/34	5,650	6,106,261
Post Holdings Inc.
4.50%, 09/15/31(a)	14,170	12,886,449
4.63%, 04/15/30(a)(b)	18,869	17,578,686
5.50%, 12/15/29(a)	17,200	16,687,315
5.63%, 01/15/28(a)(b)	11,591	11,476,302
6.25%, 02/15/32(a)	6,904	6,991,589
Safeway Inc., 7.25%, 02/01/31(b)	3,482	3,712,125
Sigma Holdco BV, 7.88%, 05/15/26(a)(b)	2,822	2,793,790
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29(a)(b)	11,311	10,178,592
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	6,947	6,267,575
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,072	7,566,599
4.75%, 02/15/29(a)	12,229	11,709,787
6.88%, 09/15/28(a)	6,465	6,645,950
7.25%, 01/15/32(a)(b)	5,986	6,260,188
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	7,287	6,656,885
		355,099,544
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	14,823	14,477,918
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	6,080	5,919,643
10.50%, 05/15/29(a)	9,043	8,794,318
		29,191,879
Security	Par (000)	Value

Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	$3,998	$3,757,984
Domtar Corp., 6.75%, 10/01/28(a)	9,158	8,335,965
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	6,971	5,905,322
Mercer International Inc.
5.13%, 02/01/29(b)	12,229	10,364,663
5.50%, 01/15/26(b)	2,917	2,842,631
		31,206,565
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	6,508	6,297,525
5.88%, 08/20/26(b)	8,300	8,175,789
9.38%, 06/01/28(a)(b)	6,512	6,817,093
		21,290,407
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(a)(b)	6,053	6,575,059
14.50%, 10/15/28, (5.75% PIK)(a)(c)	2,757	2,762,072
		9,337,131
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	11,886	10,952,207
4.63%, 07/15/28(a)	20,258	19,504,583
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	19,295	19,824,085
Embecta Corp., 5.00%, 02/15/30(a)(b)	7,355	6,300,123
Hologic Inc.
3.25%, 02/15/29(a)(b)	11,501	10,485,271
4.63%, 02/01/28(a)	5,629	5,449,454
Medline Borrower LP
3.88%, 04/01/29(a)	54,770	51,112,168
5.25%, 10/01/29(a)(b)	33,083	31,977,862
Medline Borrower LP/Medline Co-Issuer Inc.,
6.25%, 04/01/29(a)	18,765	19,146,681
Neogen Food Safety Corp., 8.63%,
07/20/30(a)(b)	5,325	5,751,793
Sotera Health Holdings LLC, 7.38%,
06/01/31(a)(b)	11,093	11,315,415
Teleflex Inc.
4.25%, 06/01/28(a)(b)	7,776	7,386,549
4.63%, 11/15/27	4,720	4,590,247
		203,796,438
Health Care - Services — 4.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	6,350	6,080,091
5.50%, 07/01/28(a)	6,012	5,896,678
AHP Health Partners Inc., 5.75%, 07/15/29(a)	4,058	3,875,967
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	5,567	5,374,841
3.50%, 04/01/30(a)	6,543	6,305,174
5.00%, 07/15/27(a)(b)	5,569	5,530,420
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	6,537	6,047,242
4.00%, 03/15/31(a)(b)	8,165	7,418,922
4.25%, 05/01/28(a)(b)	5,946	5,663,567
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	13,492	11,097,049
5.25%, 05/15/30(a)	19,332	16,858,918
5.63%, 03/15/27(a)(b)	25,243	24,171,545
6.00%, 01/15/29(a)(b)	8,107	7,526,971
6.13%, 04/01/30(a)(b)	15,882	12,051,289
6.88%, 04/01/28(a)	7,934	6,198,618

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 04/15/29(a)(b)	$15,708	$12,880,945
8.00%, 12/15/27(a)	8,013	8,017,968
10.88%, 01/15/32(a)(b)	28,356	30,482,282
Concentra Escrow Issuer Corp., 6.88%,
07/15/32(a)	8,175	8,422,827
DaVita Inc.
3.75%, 02/15/31(a)	18,900	16,348,978
4.63%, 06/01/30(a)	34,725	31,799,427
Encompass Health Corp.
4.50%, 02/01/28	9,370	9,058,768
4.63%, 04/01/31(b)	5,976	5,567,253
4.75%, 02/01/30(b)	10,897	10,387,876
5.75%, 09/15/25	2,387	2,383,784
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	8,820	8,946,408
Global Medical Response Inc., 10.00%,
10/31/28(a)(b)(c)	7,971	7,845,076
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	9,310	8,769,649
Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 04/30/28(a)(b)	10,265	10,932,221
IQVIA Inc.
5.00%, 10/15/26(a)	10,961	10,799,894
5.00%, 05/15/27(a)	14,032	13,773,281
6.50%, 05/15/30(a)(b)	6,151	6,328,893
Kedrion SpA, 6.50%, 09/01/29(a)	11,065	10,220,431
Legacy LifePoint Health LLC, 4.38%,
02/15/27(a)(b)	8,734	8,442,453
Lifepoint Health Inc., 5.38%, 01/15/29(a)(b)	6,030	5,462,879
LifePoint Health Inc.
9.88%, 08/15/30(a)	10,175	11,088,888
10.00%, 06/01/32(a)	10,030	10,644,655
11.00%, 10/15/30(a)(b)	15,109	16,957,647
ModivCare Escrow Issuer Inc., 5.00%,
10/01/29(a)(b)	6,904	4,672,516
Molina Healthcare Inc.
3.88%, 11/15/30(a)	8,502	7,688,699
3.88%, 05/15/32(a)(b)	9,833	8,671,267
4.38%, 06/15/28(a)	11,851	11,281,720
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)(b)	13,320	10,398,218
5.75%, 11/01/28(a)(b)	12,557	7,440,022
Pediatrix Medical Group Inc., 5.38%,
02/15/30(a)(b)	5,050	4,587,098
Prime Healthcare Services Inc., 7.25%,
11/01/25(a)	8,748	8,747,169
Quorum Health Corp., 11.63%, 04/15/23(f)(g)(h)	1,183	—
Radiology Partners Inc.
7.78%, 01/31/29,
(4.28% Cash and 3.50% PIK)(a)(b)(c)	10,855	10,216,836
9.78%, 02/15/30, (9.87% PIK)(a)(b)(c)	6,549	5,737,372
Select Medical Corp., 6.25%, 08/15/26(a)(b)	11,423	11,512,251
Star Parent Inc., 9.00%, 10/01/30(a)(b)	14,190	15,142,915
Surgery Center Holdings Inc., 7.25%,
04/15/32(a)(b)	11,592	11,971,603
Tenet Healthcare Corp.
4.25%, 06/01/29	17,704	16,702,449
4.38%, 01/15/30(b)	20,126	18,879,689
4.63%, 06/15/28	8,036	7,744,249
5.13%, 11/01/27	17,783	17,466,617
6.13%, 10/01/28(b)	25,583	25,647,024
6.13%, 06/15/30(b)	24,762	24,855,157
6.25%, 02/01/27(b)	13,269	13,296,734
Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 05/15/31(b)	$17,310	$17,786,816
6.88%, 11/15/31(b)	4,893	5,237,428
Toledo Hospital (The)
4.98%, 11/15/45	1,114	839,889
6.02%, 11/15/48	4,075	3,596,310
Series B, 5.33%, 11/15/28(b)	3,790	3,660,420
U.S. Acute Care Solutions LLC, 9.75%,
05/15/29(a)(b)	11,025	10,931,039
		680,371,282
Holding Companies - Diversified — 0.6%
Benteler International AG, Class A, 10.50%,
05/15/28(a)	6,522	6,936,134
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	2,903	2,643,423
5.25%, 04/15/29(a)(b)	13,104	12,555,675
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29	8,910	7,753,552
5.25%, 05/15/27	17,949	17,214,708
6.25%, 05/15/26	14,812	14,764,366
9.00%, 06/15/30(a)	9,345	9,466,392
9.75%, 01/15/29(a)	8,734	9,197,436
Stena International SA
7.25%, 01/15/31(a)	9,414	9,630,211
7.63%, 02/15/31(a)	5,417	5,570,144
		95,732,041
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	6,426	6,656,154
Ashton Woods USA LLC/Ashton Woods
Finance Co.
4.63%, 08/01/29(a)(b)	3,908	3,608,284
4.63%, 04/01/30(a)(b)	4,661	4,254,893
6.63%, 01/15/28(a)(b)	4,264	4,285,554
Beazer Homes USA Inc.
5.88%, 10/15/27(b)	4,423	4,380,792
7.25%, 10/15/29(b)	4,748	4,814,633
7.50%, 03/15/31(a)	3,650	3,703,837
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,996	7,330,160
5.00%, 06/15/29(a)(b)	3,926	3,646,157
6.25%, 09/15/27(a)	6,913	6,862,674
Century Communities Inc.
3.88%, 08/15/29(a)	7,959	7,256,605
6.75%, 06/01/27(b)	4,771	4,798,276
Dream Finders Homes Inc., 8.25%,
08/15/28(a)(b)	4,579	4,750,232
Empire Communities Corp., 9.75%, 05/01/29(a)	7,036	7,264,215
Forestar Group Inc.
3.85%, 05/15/26(a)(b)	5,356	5,178,988
5.00%, 03/01/28(a)(b)	4,003	3,853,541
Installed Building Products Inc., 5.75%,
02/01/28(a)(b)	4,107	4,049,256
KB Home
4.00%, 06/15/31(b)	5,182	4,674,946
4.80%, 11/15/29(b)	4,047	3,876,265
6.88%, 06/15/27(b)	2,980	3,074,400
7.25%, 07/15/30(b)	3,112	3,228,887
Landsea Homes Corp., 8.88%, 04/01/29(a)(b)	4,400	4,434,779

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	$3,269	$2,926,638
8.75%, 12/15/28(a)	5,435	5,774,421
M/I Homes Inc.
3.95%, 02/15/30	3,981	3,620,006
4.95%, 02/01/28	5,947	5,804,727
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	9,035	8,460,538
5.25%, 12/15/27(a)(b)	6,310	6,170,591
New Home Co. Inc. (The), 9.25%, 10/01/29(a)(b)	4,350	4,382,190
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	5,113	4,898,186
4.75%, 04/01/29(b)	3,469	3,288,751
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	4,271	4,446,571
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	7,227	7,046,488
5.75%, 01/15/28(a)	6,256	6,262,825
5.88%, 06/15/27(a)(b)	7,015	7,043,607
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	7,022	6,327,546
Tri Pointe Homes Inc.
5.25%, 06/01/27	3,424	3,397,095
5.70%, 06/15/28(b)	5,623	5,608,001
Winnebago Industries Inc., 6.25%,
07/15/28(a)(b)	4,195	4,158,726
		195,600,435
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	10,633	9,152,078
4.00%, 04/15/29(a)(b)	11,219	10,247,499
		19,399,577
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc.,
6.13%, 06/15/29(a)	15,420	15,577,469

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	8,167	7,435,429
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,467	6,746,707
4.13%, 04/30/31(a)	5,004	4,445,995
5.13%, 02/01/28(b)	5,272	5,140,759
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
8.25%, 06/30/31(a)	7,025	7,086,000
10.75%, 06/30/32(a)(b)	5,725	5,554,252
		36,409,142
Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)	6,186	6,143,621
Newell Brands Inc.
5.70%, 04/01/26	24,636	24,577,136
6.38%, 09/15/27(b)	7,315	7,306,696
6.63%, 09/15/29(b)	7,066	7,089,183
6.88%, 04/01/36(b)	5,250	5,027,298
7.00%, 04/01/46	8,019	7,043,479
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	6,428	5,678,959
4.38%, 02/01/32(b)	4,554	4,031,204
4.50%, 10/15/29(b)	5,738	5,337,672
5.25%, 12/15/26(b)	3,631	3,589,941
SWF Holdings I Corp., 6.50%, 10/01/29(a)(b)	6,344	3,457,480
		79,282,669
Security	Par (000)	Value

Insurance — 2.5%
Acrisure LLC / Acrisure Finance Inc.
7.50%, 11/06/30(a)	$13,975	$14,183,479
8.50%, 06/15/29(a)	6,395	6,572,646
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)	8,561	7,878,479
6.00%, 08/01/29(a)(b)	6,591	6,211,700
8.25%, 02/01/29(a)	12,545	12,758,616
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.25%, 10/15/27(a)	8,981	8,546,757
5.88%, 11/01/29(a)	5,944	5,691,716
6.75%, 10/15/27(a)	16,247	16,125,097
6.75%, 04/15/28(a)	16,624	16,706,322
7.00%, 01/15/31(a)	18,092	18,418,271
AmWINS Group Inc.
4.88%, 06/30/29(a)	9,831	9,269,733
6.38%, 02/15/29(a)(b)	9,293	9,427,628
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	11,048	11,205,058
Ardonagh Group Finance Ltd., 8.88%,
02/15/32(a)	12,305	12,447,569
Assurant Inc., 7.00%, 03/27/48,
(3-mo. LIBOR US + 4.135%)(b)(d)	4,149	4,219,555
AssuredPartners Inc.
5.63%, 01/15/29(a)	7,895	7,520,457
7.50%, 02/15/32(a)	6,866	6,990,343
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance, 7.13%,
05/15/31(a)(b)	9,185	9,470,968
BroadStreet Partners Inc., 5.88%, 04/15/29(a)(b)	10,601	10,216,857
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	2,500	2,449,685
6.80%, 01/24/30(a)	4,882	4,839,390
Genworth Holdings Inc., 6.50%, 06/15/34(b)	3,400	3,273,315
Global Atlantic Fin Co.
4.70%, 10/15/51,
(5-year CMT + 3.796%)(a)(d)	9,584	8,990,394
7.95%, 10/15/54,
(5-year CMT + 3.608%)(a)(b)(d)	8,030	8,149,151
GTCR AP Finance Inc., 8.00%, 05/15/27(a)	4,513	4,527,663
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC
7.25%, 02/15/31(a)	13,949	13,987,722
8.13%, 02/15/32(a)	6,523	6,503,945
Hub International Ltd., 5.63%, 12/01/29(a)(b)	7,196	6,909,511
HUB International Ltd.
7.25%, 06/15/30(a)	41,310	42,606,267
7.38%, 01/31/32(a)	23,461	24,115,468
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	9,862	10,343,738
10.50%, 12/15/30(a)(b)	3,265	3,502,095
Liberty Mutual Group Inc.
4.13%, 12/15/51,
(5-year CMT + 3.315%)(a)(b)(d)	6,720	6,289,816
4.30%, 02/01/61(a)	9,760	6,140,908
7.80%, 03/07/87(a)(b)	5,572	5,975,597
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37,385	38,361,122
Ryan Specialty LLC, 4.38%, 02/01/30(a)(b)	4,710	4,433,794
USI Inc./New York, 7.50%, 01/15/32(a)(b)	9,493	9,815,079
		405,075,911

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet — 1.8%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28(a)	$5,654	$5,039,099
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	7,374	6,420,449
Arches Buyer Inc.
4.25%, 06/01/28(a)	12,619	11,259,356
6.13%, 12/01/28(a)(b)	6,703	5,550,756
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	5,935	5,443,304
5.63%, 09/15/28(a)(b)	5,716	4,852,390
Cars.com Inc., 6.38%, 11/01/28(a)	6,690	6,576,485
Cogent Communications Group Inc.
3.50%, 05/01/26(a)(b)	7,253	6,968,114
7.00%, 06/15/27(a)	6,542	6,599,360
Cogent Communications Group Inc./Cogent
Communications Finance Inc., 7.00%,
06/15/27(a)(b)	4,500	4,543,965
Gen Digital Inc.
6.75%, 09/30/27(a)	11,841	12,043,765
7.13%, 09/30/30(a)(b)	8,411	8,695,368
Getty Images Inc., 9.75%, 03/01/27(a)(b)	3,899	3,896,699
Go Daddy Operating Co. LLC/GD Finance
Co. Inc.
3.50%, 03/01/29(a)(b)	11,920	10,837,972
5.25%, 12/01/27(a)	5,949	5,856,696
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	7,567	6,973,178
ION Trading Technologies SARL
5.75%, 05/15/28(a)	5,585	5,162,281
9.50%,05/30/29(a)(b)	7,430	7,720,970
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,462	5,572,993
4.13%, 08/01/30(a)(b)	8,097	7,274,920
4.63%, 06/01/28(a)	6,551	6,249,287
5.00%, 12/15/27(a)(b)	5,206	5,062,647
5.63%, 02/15/29(a)(b)	4,064	3,955,536
Millennium Escrow Corp., 6.63%, 08/01/26(a)	8,161	4,290,627
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	6,551	4,553,292
11.75%, 10/15/28(a)(b)	7,010	7,083,543
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(e)	8,970	8,204,931
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(e)	11,785	9,735,835
9.75%, 04/15/29(a)	26,622	28,183,700
11.25%, 02/15/27(a)	23,975	25,904,029
Shutterfly Finance LLC, 8.50%, 10/01/27,
(4.25% Cash and 4.25% PIK )(a)(b)(c)	9,280	7,850,386
Uber Technologies Inc.
4.50%, 08/15/29(a)(b)	16,362	15,771,524
6.25%, 01/15/28(a)(b)	7,983	8,053,458
7.50%, 09/15/27(a)(b)	10,417	10,613,047
Ziff Davis Inc., 4.63%, 10/15/30(a)	7,451	6,720,687
		289,520,649
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	5,471	5,443,371
ATI Inc.
4.88%, 10/01/29(b)	4,149	3,940,772
5.13%, 10/01/31(b)	4,306	4,064,446
5.88%, 12/01/27(b)	4,681	4,641,737
7.25%, 08/15/30(b)	5,745	6,006,497
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26(a)(b)	6,938	6,237,229
Security	Par (000)	Value
Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29(a)	$6,509	$6,522,174
Carpenter Technology Corp.
6.38%, 07/15/28(b)	4,147	4,170,945
7.63%, 03/15/30(b)	3,020	3,150,660
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	4,525	4,287,437
4.88%, 03/01/31(a)(b)	4,085	3,728,321
5.88%, 06/01/27(b)	4,791	4,784,646
6.75%, 04/15/30(a)(b)	9,545	9,609,869
7.00%, 03/15/32(a)(b)	10,480	10,517,864
Commercial Metals Co.
3.88%, 02/15/31	3,823	3,434,411
4.13%, 01/15/30(b)	3,603	3,336,097
4.38%, 03/15/32(b)	3,699	3,379,720
Infrabuild Australia Pty. Ltd., 14.50%,
11/15/28(a)(b)	2,700	2,783,501
Mineral Resources Ltd.
8.00%, 11/01/27(a)	8,532	8,756,785
8.13%, 05/01/27(a)	6,833	6,924,624
8.50%, 05/01/30(a)(b)	7,546	7,878,753
9.25%, 10/01/28(a)	13,700	14,569,453
TMS International Corp./DE, 6.25%,
04/15/29(a)(b)	3,888	3,609,274
U.S. Steel Corp.
6.65%, 06/01/37(b)	3,137	3,207,068
6.88%, 03/01/29(b)	7,604	7,650,453
		142,636,107
Leisure Time — 2.6%
Acushnet Co., 7.38%, 10/15/28(a)(b)	4,681	4,880,935
Amer Sports Co., 6.75%, 02/16/31(a)(b)	11,725	11,662,852
Carnival Corp.
4.00%, 08/01/28(a)	30,609	28,960,962
5.75%, 03/01/27(a)	35,604	35,426,489
6.00%, 05/01/29(a)(b)	25,293	25,231,541
7.00%, 08/15/29(a)	6,420	6,696,368
7.63%, 03/01/26(a)	13,195	13,322,648
10.50%, 06/01/30(a)	10,079	10,954,664
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(a)	19,715	21,312,733
Life Time Inc.
5.75%, 01/15/26(a)	8,514	8,481,580
8.00%, 04/15/26(a)	4,962	5,028,898
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28(a)(b)	3,483	3,618,903
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	5,150	5,140,411
MajorDrive Holdings IV LLC, 6.38%,
06/01/29(a)(b)	7,890	7,493,634
NCL Corp. Ltd.
5.88%, 03/15/26(a)	16,512	16,438,192
5.88%, 02/15/27(a)	14,291	14,187,459
7.75%, 02/15/29(a)(b)	7,598	7,996,789
8.13%, 01/15/29(a)	9,587	10,191,805
8.38%, 02/01/28(a)	6,457	6,802,805
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	6,799	6,805,949
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	6,368	6,000,919
4.25%, 07/01/26(a)(b)	7,736	7,534,457
5.38%, 07/15/27(a)(b)	12,716	12,641,389
5.50%, 08/31/26(a)	12,669	12,611,900
5.50%, 04/01/28(a)	19,200	19,126,993

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
6.00%, 02/01/33(a)	$13,485	$13,573,374
6.25%, 03/15/32(a)(b)	15,870	16,184,162
7.25%, 01/15/30(a)(b)	9,062	9,497,746
7.50%, 10/15/27(b)	3,598	3,804,338
9.25%, 01/15/29(a)(b)	11,465	12,255,019
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	10,654	9,959,469
11.25%, 12/15/27(a)(b)	8,643	8,559,230
Viking Cruises Ltd.
5.88%, 09/15/27(a)	9,105	9,050,370
7.00%, 02/15/29(a)(b)	7,904	7,981,538
9.13%, 07/15/31(a)	10,413	11,354,825
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29(a)(b)	3,475	3,428,937
Vista Outdoor Inc., 4.50%, 03/15/29(a)	4,435	4,412,335
VOC Escrow Ltd., 5.00%, 02/15/28(a)	7,866	7,675,418
		426,288,036
Lodging — 1.5%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	9,998	9,716,690
4.75%, 06/15/31(a)	13,178	12,138,654
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	6,290	6,191,970
Genting New York LLC/GENNY Capital Inc.,
3.30%, 02/15/26(a)	5,302	5,105,788
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	19,709	17,262,011
3.75%, 05/01/29(a)(b)	10,271	9,522,239
4.00%, 05/01/31(a)	15,753	14,268,532
4.88%, 01/15/30(b)	10,956	10,592,821
5.75%, 05/01/28(a)(b)	4,634	4,629,132
5.88%, 04/01/29(a)(b)	6,952	7,006,023
6.13%, 04/01/32(a)(b)	4,935	4,985,057
Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand Vacations
Borrower Esc
4.88%, 07/01/31(a)	7,860	7,076,997
5.00%, 06/01/29(a)(b)	10,411	9,792,268
6.63%, 01/15/32(a)	11,645	11,759,156
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27	5,627	5,552,537
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	6,857	6,376,950
4.75%, 01/15/28(b)	4,601	4,386,713
MGM Resorts International
4.63%, 09/01/26	5,381	5,275,760
4.75%, 10/15/28(b)	9,733	9,356,613
5.50%, 04/15/27	10,169	10,093,759
6.50%, 04/15/32(b)	9,639	9,671,598
Station Casinos LLC
4.50%, 02/15/28(a)(b)	8,915	8,460,944
4.63%, 12/01/31(a)	6,746	6,147,643
6.63%, 03/15/32(a)(b)	6,406	6,465,813
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	8,435	7,840,016
4.63%, 03/01/30(a)(b)	4,589	4,217,310
6.00%, 04/01/27	5,889	5,908,098
6.60%, 10/01/25	2,988	3,013,159
6.63%, 07/31/26(a)	9,809	9,899,517
Wyndham Hotels & Resorts Inc., 4.38%,
08/15/28(a)(b)	7,392	6,974,652
Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/27(a)	$13,022	$12,758,713
		252,447,133
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)(b)	4,249	3,933,301
BWX Technologies Inc.
4.13%, 06/30/28(a)	5,756	5,476,620
4.13%, 04/15/29(a)(b)	4,708	4,439,489
Chart Industries Inc.
7.50%, 01/01/30(a)	18,995	19,760,528
9.50%, 01/01/31(a)(b)	7,985	8,673,003
Esab Corp., 6.25%, 04/15/29(a)	9,658	9,794,516
GrafTech Finance Inc., 4.63%, 12/15/28(a)	5,243	3,643,205
GrafTech Global Enterprises Inc., 9.88%,
12/15/28(a)	4,675	3,614,997
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC, 9.00%, 02/15/29(a)	14,230	14,613,840
Manitowoc Co. Inc. (The), 9.00%, 04/01/26(a)(b)	3,968	3,971,956
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28(a)(b)	7,381	7,592,680
Mueller Water Products Inc., 4.00%,
06/15/29(a)(b)	6,113	5,703,988
OT Merger Corp., 7.88%, 10/15/29(a)(b)	3,752	1,634,841
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	7,741	8,065,650
Terex Corp., 5.00%, 05/15/29(a)(b)	7,599	7,302,890
TK Elevator Holdco GmbH, 7.63%,
07/15/28(a)(b)	4,966	4,964,762
TK Elevator U.S. Newco Inc., 5.25%,
07/15/27(a)	19,531	19,151,236
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	11,465	10,862,350
		143,199,852
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(a)	4,806	4,428,477
5.63%, 07/01/27(a)	5,676	5,584,728
Calderys Financing LLC, 11.25%, 06/01/28(a)	8,462	9,050,000
Enpro Inc., 5.75%, 10/15/26(b)	4,134	4,113,330
FXI Holdings Inc.
12.25%, 11/15/26(a)	5,743	5,711,787
12.25%, 11/15/26(a)	9,216	9,169,920
Hillenbrand Inc.
3.75%, 03/01/31(b)	3,871	3,394,526
5.00%, 09/15/26	4,631	4,571,538
6.25%, 02/15/29(b)	6,790	6,874,274
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	6,690	6,506,484
Trinity Industries Inc., 7.75%, 07/15/28(a)	8,803	9,186,335
		68,591,399
Media — 7.3%
AMC Networks Inc.
4.25%, 02/15/29(b)	12,886	8,866,099
10.25%, 01/15/29(a)(b)	11,485	11,349,018
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26(a)(b)	2,503	1,480,094
Block Communications Inc., 4.88%,
03/01/28(a)(b)	3,577	3,267,930
Cable One Inc., 4.00%, 11/15/30(a)(b)	9,094	6,992,019
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	38,089	32,408,339
4.25%, 01/15/34(a)(b)	25,354	20,029,365
4.50%, 08/15/30(a)	34,663	30,348,904

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 05/01/32	$36,740	$30,761,560
4.50%, 06/01/33(a)	22,402	18,403,286
4.75%, 03/01/30(a)	38,304	34,291,787
4.75%, 02/01/32(a)(b)	15,210	13,007,625
5.00%, 02/01/28(a)	31,875	30,345,697
5.13%, 05/01/27(a)(b)	40,982	39,804,367
5.38%, 06/01/29(a)	19,126	17,880,121
5.50%, 05/01/26(a)	8,058	8,014,932
6.38%, 09/01/29(a)	18,732	18,238,681
7.38%, 03/01/31(a)(b)	14,215	14,354,591
CSC Holdings LLC
3.38%, 02/15/31(a)	10,440	6,935,553
4.13%, 12/01/30(a)	11,903	8,241,150
4.50%, 11/15/31(a)	16,555	11,415,535
4.63%, 12/01/30(a)(b)	27,810	10,985,951
5.00%, 11/15/31(a)(b)	5,005	2,006,411
5.38%, 02/01/28(a)	10,860	8,621,661
5.50%, 04/15/27(a)	14,173	11,849,072
5.75%, 01/15/30(a)	27,340	11,027,895
6.50%, 02/01/29(a)	22,877	17,618,662
7.50%, 04/01/28(a)	11,173	6,264,310
11.25%, 05/15/28(a)	12,110	10,948,379
11.75%, 01/31/29(a)(b)	27,011	24,417,658
Cumulus Media New Holdings Inc., 8.00%,
07/01/29(a)	2,980	1,162,200
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	11,093	11,108,586
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(a)	45,883	44,183,113
DISH DBS Corp.
5.25%, 12/01/26(a)	29,270	24,363,710
5.75%, 12/01/28(a)	26,493	19,446,471
7.38%, 07/01/28	9,919	4,661,930
7.75%, 07/01/26	20,358	13,094,922
5.13%, 06/01/29	14,868	6,226,152
DISH Network Corp., 11.75%, 11/15/27(a)	36,591	36,624,993
Gannett Holdings LLC, 6.00%, 11/01/26(a)(b)	4,306	4,182,576
GCI LLC, 4.75%, 10/15/28(a)(b)	9,375	8,702,715
Gray Television Inc.
4.75%, 10/15/30(a)(b)	9,780	6,565,909
5.38%, 11/15/31(a)(b)	17,022	11,095,747
7.00%, 05/15/27(a)(b)	9,236	8,939,644
10.50%, 07/15/29(a)(b)	16,115	16,816,113
iHeartCommunications Inc.
4.75%, 01/15/28(a)	5,295	3,268,088
5.25%, 08/15/27(a)	8,073	5,286,602
6.38%, 05/01/26	8,875	7,502,775
8.38%, 05/01/27(b)	8,060	3,294,773
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	10,825	9,006,944
6.75%, 10/15/27(a)(b)	15,446	14,394,796
Liberty Interactive LLC
8.25%, 02/01/30	4,190	2,167,916
8.50%, 07/15/29	2,187	1,155,670
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	10,578	10,188,096
8.00%, 08/01/29(a)(b)	9,352	9,118,505
Midcontinent Communications/Midcontinent
Finance Corp., 5.38%, 08/15/27(a)(b)	5,185	5,089,668
News Corp.
3.88%, 05/15/29(a)	13,385	12,392,060
5.13%, 02/15/32(a)	8,016	7,615,080
Security	Par (000)	Value

Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	$13,768	$12,667,566
5.63%, 07/15/27(a)	23,118	22,421,330
Paramount Global
6.25%, 02/28/57,
(3-mo. LIBOR US + 3.899%)(b)(d)	8,659	7,562,748
6.38%, 03/30/62,
(5-year CMT + 3.999%)(b)(d)	13,503	12,397,439
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	9,054	7,245,441
6.50%, 09/15/28(a)	8,237	4,525,825
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	7,913	5,147,895
5.38%, 01/15/31(a)(b)	4,172	1,997,106
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	5,834	4,056,380
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	9,711	6,749,728
5.13%, 02/15/27(a)(b)	3,534	2,988,897
5.50%, 03/01/30(a)(b)	6,379	3,883,216
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	11,389	10,820,248
3.88%, 09/01/31(a)(b)	20,526	17,146,404
4.00%, 07/15/28(a)(b)	24,459	22,447,331
4.13%, 07/01/30(a)(b)	20,893	18,159,669
5.00%, 08/01/27(a)	17,105	16,551,362
5.50%, 07/01/29(a)	15,059	14,394,684
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	16,826	15,307,958
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	7,284	7,117,968
TEGNA Inc.
4.63%, 03/15/28(b)	12,377	11,355,131
4.75%, 03/15/26(a)	6,721	6,617,653
5.00%, 09/15/29(b)	15,724	14,348,804
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	5,084	5,008,264
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	12,062	10,535,708
6.63%, 06/01/27(a)(b)	17,950	17,862,769
7.38%, 06/30/30(a)(b)	12,993	12,509,429
8.00%, 08/15/28(a)	17,287	17,372,571
8.50%, 07/31/31(a)(b)	7,585	7,503,956
Urban One Inc., 7.38%, 02/01/28(a)(b)	8,408	6,417,439
Virgin Media Finance PLC, 5.00%,
07/15/30(a)(b)	11,288	9,512,814
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	11,093	9,619,369
5.50%, 05/15/29(a)(b)	18,801	17,510,343
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(a)	7,239	6,781,774
VZ Secured Financing BV, 5.00%, 01/15/32(a)	20,108	17,620,258
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	6,357	5,613,471
6.00%, 01/15/27(a)	9,312	9,259,610
Ziggo BV, 4.88%, 01/15/30(a)	12,739	11,597,502
		1,188,468,466
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)(b)	3,474	3,402,283
6.38%, 06/15/30(a)(b)	5,202	5,236,838
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	4,816	4,627,445
Roller Bearing Co of America Inc., 4.38%,
10/15/29(a)(b)	7,023	6,555,916

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Vallourec SACA, 7.50%, 04/15/32(a)(b)	$10,775	$11,273,581
		31,096,063
Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,410	5,987,281
5.50%, 12/15/27(a)(b)	8,250	8,134,792
6.13%, 05/15/28(a)(b)	5,575	5,583,775
7.13%, 03/15/31(a)(b)	9,642	9,952,699
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	10,350	11,011,863
11.50%, 10/01/31(a)	6,655	7,436,321
Century Aluminum Co., 7.50%, 04/01/28(a)(b)	2,722	2,762,375
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	3,853	3,600,087
Compass Minerals International Inc., 6.75%,
12/01/27(a)(b)	7,545	7,423,133
Constellium SE
3.75%, 04/15/29(a)	6,900	6,296,496
5.63%, 06/15/28(a)(b)	3,751	3,687,795
5.88%, 02/15/26(a)(b)	2,223	2,220,447
6.38%, 08/15/32(a)	1,945	1,942,387
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	7,485	7,280,532
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	18,558	16,773,794
4.50%, 09/15/27(a)	8,229	7,892,720
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	8,408	8,285,676
6.13%, 04/15/32(a)	10,118	10,015,572
Hecla Mining Co., 7.25%, 02/15/28(b)	5,862	5,910,713
Hudbay Minerals Inc.
4.50%, 04/01/26(a)(b)	8,649	8,458,037
6.13%, 04/01/29(a)(b)	8,273	8,271,486
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	6,351	6,106,115
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26(a)(b)	2,480	2,478,759
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,819	6,928,253
4.63%, 03/01/28(a)	7,362	6,900,658
New Gold Inc., 7.50%, 07/15/27(a)(b)	3,795	3,838,658
Novelis Corp.
3.25%, 11/15/26(a)	8,011	7,621,581
3.88%, 08/15/31(a)(b)	9,162	8,048,671
4.75%, 01/30/30(a)(b)	21,552	20,363,797
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	4,007	4,110,102
Taseko Mines Ltd., 8.25%, 05/01/30(a)	7,380	7,567,149
		222,891,724
Office & Business Equipment — 0.3%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	5,924	5,858,983
7.25%, 03/15/29(a)(b)	5,043	4,740,325
Xerox Corp.
4.80%, 03/01/35(b)	3,192	2,178,540
6.75%, 12/15/39(b)	3,851	3,028,846
Xerox Holdings Corp.
5.00%, 08/15/25(a)	3,315	3,257,529
5.50%, 08/15/28(a)	9,066	7,691,752
8.88%, 11/30/29(a)(b)	7,470	6,939,732
Zebra Technologies Corp., 6.50%,
06/01/32(a)(b)	7,640	7,850,215
		41,545,922
Security	Par (000)	Value

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)(b)	$3,490	$3,368,419
SteelcaseInc., 5.13%, 01/18/29	5,768	5,564,805
		8,933,224

Oil & Gas — 6.1%
Aethon United BR LP/Aethon United Finance
Corp., 8.25%, 02/15/26(a)(b)	7,219	7,313,908
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	9,257	9,048,484
7.63%, 02/01/29(a)	3,762	3,885,732
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29(a)(b)	6,713	6,584,088
7.00%, 11/01/26(a)	5,744	5,750,358
8.25%, 12/31/28(a)	6,011	6,170,556
9.00%, 11/01/27(a)(b)	1,969	2,422,780
Baytex Energy Corp.
7.38%, 03/15/32(a)	7,495	7,653,988
8.50%, 04/30/30(a)	10,394	10,971,121
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)(b)	4,025	3,984,562
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	15,649	16,388,099
10.38%, 11/15/30(a)(b)	7,107	7,500,227
California Resources Corp.
7.13%, 02/01/26(a)	5,470	5,482,048
8.25%, 06/15/29(a)	9,185	9,405,762
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	3,982	3,733,387
9.75%, 07/15/28(a)(b)	4,891	4,485,601
Chesapeake Energy Corp.
5.50%, 02/01/26(a)	4,788	4,760,644
5.88%, 02/01/29(a)	6,474	6,434,008
6.75%, 04/15/29(a)	11,313	11,430,311
Chord Energy Corp., 6.38%, 06/01/26(a)	3,965	3,983,116
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	5,933	5,933,237
7.00%, 06/15/25(a)	8,835	8,829,309
8.38%, 01/15/29(a)	11,593	12,079,581
Civitas Resources Inc.
5.00%, 10/15/26(a)	4,766	4,661,377
8.38%, 07/01/28(a)	16,788	17,625,913
8.63%, 11/01/30(a)	12,575	13,582,359
8.75%, 07/01/31(a)	17,034	18,317,982
CNX Resources Corp.
6.00%, 01/15/29(a)	6,803	6,734,017
7.25%, 03/01/32(a)(b)	4,995	5,160,120
7.38%, 01/15/31(a)(b)	6,254	6,456,681
Comstock Resources Inc.
5.88%, 01/15/30(a)	14,002	13,024,271
6.75%, 03/01/29(a)	19,865	19,234,482
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	9,850	9,985,679
7.63%, 04/01/32(a)	9,042	9,273,136
9.25%, 02/15/28(a)	12,702	13,409,269
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29(a)	3,467	3,481,388
5.63%, 10/15/25(a)	7,092	7,082,936
CVR Energy Inc.
5.75%, 02/15/28(a)	5,271	4,969,213
8.50%, 01/15/29(a)(b)	7,932	8,067,074

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond
Finance LLC, 8.50%, 10/01/30(a)	$7,980	$8,495,069
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	10,304	10,568,517
8.75%, 05/01/31(a)	6,473	6,795,307
Endeavor Energy Resources LP/EER
Finance Inc., 5.75%, 01/30/28(a)	8,198	8,274,733
Energean PLC, 6.50%, 04/30/27(a)(b)	5,409	5,321,374
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,735	3,819,194
Global Marine Inc., 7.00%, 06/01/28(b)	3,067	2,873,307
Greenfire Resources Ltd., 12.00%,
10/01/28(a)(b)	2,399	2,577,882
Gulfport Energy Corp., 8.00%, 05/17/26(a)	4,085	4,139,662
Harbour Energy PLC, 5.50%, 10/15/26(a)	6,341	6,260,167
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	7,198	7,077,373
6.00%, 04/15/30(a)(b)	6,392	6,253,708
6.00%, 02/01/31(a)	7,565	7,341,975
6.25%, 11/01/28(a)(b)	7,186	7,184,163
6.25%, 04/15/32(a)(b)	6,613	6,432,635
6.88%, 05/15/34(a)(b)	6,623	6,588,897
8.38%, 11/01/33(a)(b)	7,856	8,498,032
Ithaca Energy North Sea PLC, 9.00%,
07/15/26(a)	5,664	5,758,260
Karoon USA Finance Inc., 10.50%,
05/14/29(a)(b)	2,215	2,248,726
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29(a)	6,395	6,456,315
Magnolia Oil & Gas Operating LLC/Magnolia Oil
& Gas Finance Corp., 6.00%, 08/01/26(a)	4,678	4,653,331
Matador Resources Co.
6.50%, 04/15/32(a)	12,740	12,805,161
6.88%, 04/15/28(a)	7,385	7,530,824
MEG Energy Corp.
5.88%, 02/01/29(a)(b)	8,394	8,289,397
7.13%, 02/01/27(a)(b)	1,066	1,079,902
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26(a)	5,800	5,794,779
10.50%, 05/15/27(a)	4,895	5,006,733
Murphy Oil Corp.
5.88%, 12/01/27(b)	4,194	4,192,515
5.88%, 12/01/42(b)	4,326	3,963,247
6.38%, 07/15/28	3,574	3,597,635
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,480	9,653,806
8.88%, 08/15/31(a)(b)	6,990	7,131,198
9.13%, 01/31/30(a)(b)	8,335	8,904,364
Nabors Industries Ltd.
7.25%, 01/15/26(a)(b)	6,272	6,386,143
7.50%, 01/15/28(a)(b)	4,922	4,836,344
Noble Finance II LLC, 8.00%, 04/15/30(a)	9,139	9,597,513
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	10,405	10,617,008
8.75%, 06/15/31(a)	7,125	7,509,458
Parkland Corp.
4.50%, 10/01/29(a)	10,216	9,539,177
4.63%, 05/01/30(a)	10,225	9,506,416
5.88%, 07/15/27(a)(b)	7,200	7,175,640
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	11,333	11,116,817
7.88%, 09/15/30(a)	6,887	7,132,824
Security	Par (000)	Value

Oil & Gas (continued)
Permian Resources Operating LLC
5.38%, 01/15/26(a)	$2,159	$2,155,229
5.88%, 07/01/29(a)	7,997	7,948,660
6.25%, 02/01/33(a)	8,725	8,790,643
7.00%, 01/15/32(a)(b)	13,475	13,951,804
7.75%, 02/15/26(a)	2,928	2,964,401
8.00%, 04/15/27(a)	6,539	6,749,523
9.88%, 07/15/31(a)	7,731	8,613,879
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	6,625	6,623,375
Range Resources Corp.
4.75%, 02/15/30(a)(b)	7,801	7,389,092
8.25%, 01/15/29	6,164	6,402,707
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	8,765	9,238,540
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28(a)	9,124	9,546,779
SM Energy Co.
6.50%, 07/15/28	6,710	6,694,133
6.63%, 01/15/27(b)	5,041	5,046,861
6.75%, 09/15/26	4,512	4,516,856
6.75%, 08/01/29(a)	6,240	6,281,365
7.00%, 08/01/32(a)	5,695	5,756,736
Southwestern Energy Co.
4.75%, 02/01/32	15,970	14,923,815
5.38%, 02/01/29	8,216	8,046,280
5.38%, 03/15/30	16,692	16,294,981
8.38%, 09/15/28(b)	2,372	2,449,602
Strathcona Resources Ltd., 6.88%,
08/01/26(a)(b)	6,339	6,365,972
Sunoco LP
7.00%, 05/01/29(a)	9,960	10,251,450
7.25%, 05/01/32(a)(b)	9,456	9,830,006
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	9,974	9,425,396
4.50%, 04/30/30(b)	11,845	11,052,445
5.88%, 03/15/28	4,272	4,255,625
6.00%, 04/15/27	5,378	5,367,058
7.00%, 09/15/28(a)	6,669	6,859,760
Talos Production Inc.
9.00%, 02/01/29(a)	8,030	8,460,944
9.38%, 02/01/31(a)	8,210	8,701,363
Teine Energy Ltd., 6.88%, 04/15/29(a)(b)	5,069	5,026,536
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29(a)(b)	10,598	10,049,463
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	4,550	4,636,154
Transocean Inc.
6.80%, 03/15/38	7,763	6,663,938
7.50%, 04/15/31(b)	6,026	5,813,844
8.00%, 02/01/27(a)	7,135	7,146,816
8.25%, 05/15/29(a)(b)	11,220	11,456,394
8.50%, 05/15/31(a)(b)	11,270	11,537,178
8.75%, 02/15/30(a)(b)	14,578	15,313,031
Transocean Poseidon Ltd., 6.88%,
02/01/27(a)(b)	4,594	4,581,185
Transocean Titan Financing Ltd., 8.38%,
02/01/28(a)	6,866	7,140,724
Valaris Ltd., 8.38%, 04/30/30(a)(b)	15,485	16,213,763
Vermilion Energy Inc., 6.88%, 05/01/30(a)(b)	4,617	4,592,386
Viper Energy Inc.
5.38%, 11/01/27(a)	5,305	5,220,518
7.38%, 11/01/31(a)(b)	4,420	4,638,525

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	$4,016	$4,061,300
7.88%, 04/15/32(a)(b)	13,318	13,546,604
9.75%, 10/15/30(b)	4,975	5,438,128
W&T Offshore Inc., 11.75%, 02/01/26(a)(b)	2,970	3,049,964
		1,001,364,063
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28(a)	11,747	11,718,732
6.88%, 04/01/27(a)	5,032	5,054,327
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	5,749	5,696,968
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	7,928	8,175,005
Helix Energy Solutions Group Inc., 9.75%,
03/01/29(a)(b)	4,477	4,783,728
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	11,045	11,361,903
Oceaneering International Inc., 6.00%,
02/01/28(b)	3,642	3,626,746
Solaris Midstream Holdings LLC, 7.63%,
04/01/26(a)	4,150	4,177,154
Star Holding LLC, 8.75%, 08/01/31(a)	4,495	4,427,665
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%, 09/01/27	8,350	8,397,745
7.13%, 03/15/29(a)(b)	14,268	14,520,243
Viridien, 8.75%, 04/01/27(a)(b)	7,203	6,920,520
Weatherford International Ltd., 8.63%,
04/30/30(a)	21,848	22,742,110
Welltec International ApS, 8.25%, 10/15/26(a)(b)	2,526	2,587,612
		114,190,458
Packaging & Containers — 2.5%
ARD Finance SA, 6.50%, 06/30/27,
(7.25% PIK)(a)(c)	7,980	2,014,950
Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance PLC
3.25%, 09/01/28(a)	7,337	6,534,760
4.00%, 09/01/29(a)(b)	14,260	12,111,809
6.00%, 06/15/27(a)(b)	7,761	7,714,690
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc.
4.13%, 08/15/26(a)	10,911	9,227,339
5.25%, 08/15/27(a)	7,063	4,097,953
5.25%, 08/15/27(a)(b)	8,900	5,163,780
Ball Corp.
2.88%, 08/15/30(b)	17,877	15,356,195
3.13%, 09/15/31(b)	11,533	9,844,818
4.88%, 03/15/26(b)	300	295,650
6.00%, 06/15/29	11,609	11,721,932
6.88%, 03/15/28	8,135	8,364,383
Berry Global Inc.
4.50%, 02/15/26(a)(b)	2,522	2,463,300
5.63%, 07/15/27(a)(b)	5,058	5,006,287
Cascades Inc./Cascades USA Inc., 5.38%,
01/15/28(a)(b)	5,656	5,483,548
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	3,791	3,579,476
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	7,960	7,930,483
6.88%, 01/15/30(a)	3,720	3,705,994
8.75%, 04/15/30(a)(b)	14,549	14,278,387
Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC, 5.25%, 04/01/30(b)	$7,981	$7,816,452
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26	5,001	4,835,230
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26	7,775	7,656,074
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	4,045	4,215,028
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	7,956	7,754,835
Graphic Packaging International LLC
3.50%, 03/15/28(a)	4,885	4,557,326
3.50%, 03/01/29(a)(b)	3,795	3,450,563
3.75%, 02/01/30(a)(b)	6,090	5,527,822
4.75%, 07/15/27(a)(b)	2,981	2,924,090
6.38%, 07/15/32(a)(b)	5,905	5,972,382
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%,
09/15/28(a)(b)	9,760	9,566,130
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	5,533	4,683,117
LABL Inc.
5.88%, 11/01/28(a)	5,581	5,153,891
6.75%, 07/15/26(a)(b)	10,215	10,154,226
8.25%, 11/01/29(a)(b)	6,576	5,761,715
9.50%, 11/01/28(a)(b)	3,075	3,106,497
10.50%, 07/15/27(a)(b)	9,837	9,581,536
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	33,657	34,735,118
9.25%, 04/15/27(a)(b)	17,280	17,303,262
OI European Group BV, 4.75%, 02/15/30(a)(b)	5,633	5,180,670
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	6,553	6,559,388
7.25%, 05/15/31(a)(b)	9,122	9,025,708
7.38%, 06/01/32(a)(b)	4,436	4,381,443
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC, 4.00%,
10/15/27(a)(b)	12,646	11,947,622
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%,
10/15/28(a)(b)	6,196	5,816,501
Sealed Air Corp.
4.00%, 12/01/27(a)	5,646	5,354,442
5.00%, 04/15/29(a)(b)	5,719	5,523,497
6.50%, 07/15/32(a)	5,200	5,270,850
6.88%, 07/15/33(a)(b)	6,452	6,788,936
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	7,800	7,853,914
7.25%, 02/15/31(a)	5,615	5,845,793
Silgan Holdings Inc., 4.13%, 02/01/28(b)	6,226	5,930,743
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	9,366	10,238,284
TriMas Corp., 4.13%, 04/15/29(a)(b)	5,033	4,647,490
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	14,163	13,872,201
8.50%, 08/15/27(a)	10,485	10,293,135
		414,181,645
Pharmaceuticals — 2.0%
180 Medical Inc., 3.88%, 10/15/29(a)	7,509	6,807,207
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	6,865	6,127,966
5.13%, 03/01/30(a)(b)	7,753	6,929,804
6.13%, 08/01/28(a)(b)	5,334	5,199,886
Bausch Health Americas Inc.
8.50%, 01/31/27(a)(b)	7,925	5,864,500
9.25%, 04/01/26(a)	6,392	5,642,858

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	$18,468	$14,222,207
5.00%, 01/30/28(a)	4,345	2,433,200
5.00%, 02/15/29(a)(b)	2,425	1,248,875
5.25%, 01/30/30(a)	8,380	4,231,900
5.25%, 02/15/31(a)	4,250	2,159,637
5.50%, 11/01/25(a)	17,234	16,141,364
5.75%, 08/15/27(a)	4,986	4,063,590
6.13%, 02/01/27(a)	11,329	9,634,521
6.25%, 02/15/29(a)	9,670	5,100,925
7.25%, 05/30/29(a)	1,400	756,335
9.00%, 12/15/25(a)	7,674	6,829,860
11.00%, 09/30/28(a)	20,910	19,561,305
14.00%, 10/15/30(a)(b)	5,582	4,811,676
BellRing Brands Inc., 7.00%, 03/15/30(a)(b)	11,982	12,347,703
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28(a)(b)	8,078	7,552,930
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	10,821	11,004,719
Endo Finance Holdings Inc., 8.50%,
04/15/31(a)(b)	14,200	14,965,681
Grifols SA, 4.75%, 10/15/28(a)(b)	10,487	9,568,328
Herbalife Nutrition Ltd./HLF Financing Inc.,
7.88%, 09/01/25(a)(b)	2,475	2,458,837
HLF Financing SARL LLC/Herbalife
International Inc.
4.88%, 06/01/29(a)(b)	7,835	5,327,800
12.25%, 04/15/29(a)	10,430	10,453,760
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	20,748	19,485,658
Mallinckrodt International
Finance SA/Mallinckrodt CB LLC, 14.75%,
11/14/28(a)(b)	11,378	12,382,757
Option Care Health Inc., 4.38%, 10/31/29(a)(b)	8,006	7,477,428
Organon & Co./Organon Foreign Debt
Co-Issuer BV
4.13%, 04/30/28(a)	26,579	24,971,489
5.13%, 04/30/31(a)(b)	24,698	22,729,488
6.75%, 05/15/34(a)	7,177	7,241,284
7.88%, 05/15/34(a)(b)	7,327	7,609,097
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	5,524	4,854,358
6.63%, 04/01/30(a)(b)	8,607	8,039,937
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25(a)	5,606	5,157,493
		321,396,363
Pipelines — 5.0%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.38%, 06/15/29(a)	9,610	9,396,695
5.75%, 03/01/27(a)	6,376	6,360,467
5.75%, 01/15/28(a)	6,872	6,825,785
6.63%, 02/01/32(a)(b)	8,244	8,410,751
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26(a)	3,833	3,832,413
7.00%, 07/15/29(a)	6,287	6,458,597
7.25%, 07/15/32(a)(b)	6,410	6,671,919
Buckeye Partners LP
3.95%, 12/01/26	8,861	8,540,268
4.13%, 12/01/27	4,503	4,233,262
4.50%, 03/01/28(a)(b)	6,044	5,764,988
5.60%, 10/15/44	3,088	2,559,701
Security	Par (000)	Value

Pipelines (continued)
5.85%, 11/15/43(b)	$5,704	$5,061,564
6.88%, 07/01/29(a)	8,305	8,437,157
CNX Midstream Partners LP, 4.75%,
04/15/30(a)(b)	4,855	4,448,888
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.50%, 06/15/31(a)	19,003	18,226,496
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.13%, 06/01/28(a)	6,369	6,345,867
8.63%, 03/15/29(a)	11,621	12,072,929
DT Midstream Inc.
4.13%, 06/15/29(a)	14,655	13,699,634
4.38%, 06/15/31(a)(b)	14,200	13,091,941
Energy Transfer LP
7.13%, 10/01/54,
(5-year CMT + 2.829%)(b)(d)	5,225	5,242,833
8.00%, 05/15/54,
(5-year CMT + 4.020%)(b)(d)	10,178	10,835,490
EQM Midstream Partners LP
4.13%, 12/01/26	5,344	5,217,042
4.50%, 01/15/29(a)	10,087	9,665,351
4.75%, 01/15/31(a)(b)	13,935	13,157,300
5.50%, 07/15/28	10,754	10,700,589
6.38%, 04/01/29(a)(b)	7,607	7,765,408
6.50%, 07/01/27(a)(b)	10,845	11,051,640
6.50%, 07/15/48	6,786	6,888,346
7.50%, 06/01/27(a)	5,840	5,999,803
7.50%, 06/01/30(a)	6,423	6,931,933
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27(a)	7,743	8,308,262
Genesis Energy LP/Genesis Energy
Finance Corp.
7.75%, 02/01/28	10,022	10,169,890
7.88%, 05/15/32	9,145	9,338,338
8.00%, 01/15/27(b)	10,757	10,999,327
8.25%, 01/15/29	8,558	8,903,529
8.88%, 04/15/30	6,927	7,333,786
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	6,101	6,077,106
7.00%, 08/01/27(b)	3,612	3,639,787
8.25%, 01/15/32(a)(b)	6,460	6,636,059
Harvest Midstream I LP
7.50%, 09/01/28(a)	9,080	9,292,018
7.50%, 05/15/32(a)	7,022	7,224,730
Hess Midstream Operations LP
4.25%, 02/15/30(a)	10,303	9,562,380
5.13%, 06/15/28(a)(b)	6,333	6,164,891
5.50%, 10/15/30(a)(b)	5,990	5,819,136
5.63%, 02/15/26(a)	6,881	6,843,056
6.50%, 06/01/29(a)(b)	9,033	9,209,367
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	8,545	8,800,692
8.88%, 07/15/28(a)	8,270	8,803,074
ITT Holdings LLC, 6.50%, 08/01/29(a)	16,039	15,050,043
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	10,837	10,727,424
6.63%, 12/15/28(a)	10,474	10,680,495
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28(a)(b)	6,426	7,039,593
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	18,639	17,331,379

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.75%, 09/15/25(a)	$8,020	$7,884,522
8.75%, 03/15/29(a)(b)	10,825	9,815,668
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.13%, 02/15/29(a)	11,330	11,482,452
8.38%, 02/15/32(a)	16,713	17,078,203
Northriver Midstream Finance LP, 6.75%,
07/15/32(a)(b)	6,695	6,732,740
NuStar Logistics LP
5.63%, 04/28/27	8,595	8,563,168
5.75%, 10/01/25	5,167	5,167,648
6.00%, 06/01/26(b)	7,849	7,857,203
6.38%, 10/01/30(b)	6,055	6,179,607
Prairie Acquiror LP, 9.00%, 08/01/29(a)(b)	6,612	6,817,527
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	5,071	4,737,807
4.95%, 07/15/29(a)	7,289	6,970,919
6.88%, 04/15/40(a)	6,128	6,027,351
7.50%, 07/15/38(a)	3,133	3,283,143
Summit Midstream Holdings LLC, 8.63%,
10/31/29(a)(b)	7,280	7,442,807
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28(a)	8,877	8,564,980
6.00%, 03/01/27(a)(b)	5,727	5,685,768
6.00%, 12/31/30(a)	10,923	10,350,336
6.00%, 09/01/31(a)	6,405	6,037,469
7.38%, 02/15/29(a)	9,452	9,575,976
TransMontaigne Partners LP/TLP Finance
Corp., 6.13%, 02/15/26(b)	3,083	3,032,795
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	15,918	13,805,169
6.25%, 01/15/30(a)	13,005	13,356,161
3.88%, 08/15/29(a)	16,054	14,843,214
4.13%, 08/15/31(a)	16,000	14,544,797
Venture Global LNG Inc.
7.00%, 01/15/30(a)	19,125	19,324,727
8.13%, 06/01/28(a)	28,036	29,197,735
8.38%, 06/01/31(a)	28,375	29,818,369
9.50%, 02/01/29(a)	37,794	42,045,419
9.88%, 02/01/32(a)(b)	25,250	28,029,687
		812,102,786
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	8,389	7,114,542
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	5,910	3,957,189
5.75%, 01/15/29(a)(b)	7,567	5,201,392
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	10,632	9,807,484
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	9,734	9,753,362
8.88%, 09/01/31(a)(b)	5,915	6,361,896
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28(a)(i)	6,831	7,020,091
Greystar Real Estate Partners LLC, 7.75%,
09/01/30(a)(b)	6,037	6,401,526
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	7,829	7,183,542
4.38%, 02/01/31(a)(b)	7,846	7,012,648
5.38%, 08/01/28(a)	9,356	9,072,916
Security	Par (000)	Value

Real Estate (continued)
Hunt Companies Inc., 5.25%, 04/15/29(a)	$8,796	$8,282,872
Kennedy-Wilson Inc.
4.75%, 03/01/29	8,801	7,745,656
4.75%, 02/01/30(b)	7,242	6,189,527
5.00%, 03/01/31(b)	7,219	6,092,418
Newmark Group Inc., 7.50%, 01/12/29	7,060	7,411,960
		114,609,021
Real Estate Investment Trusts — 3.4%
Apollo Commercial Real Estate Finance Inc.,
4.63%, 06/15/29(a)(b)	7,346	6,267,850
Blackstone Mortgage Trust Inc., 3.75%,
01/15/27(a)(b)	3,956	3,631,347
Brandywine Operating Partnership LP
3.95%, 11/15/27	5,977	5,519,382
4.55%, 10/01/29(b)	4,460	4,009,513
8.05%, 03/15/28(b)	4,539	4,773,721
8.88%, 04/12/29(b)	5,320	5,650,947
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.50%, 04/01/27(a)(b)	7,745	7,321,184
5.75%, 05/15/26(a)(b)	11,110	10,987,193
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28(a)(b)	6,820	6,372,157
Diversified Healthcare Trust
0.00%, 01/15/26(a)(b)(j)	10,175	8,998,090
4.38%, 03/01/31	6,508	4,957,003
4.75%, 02/15/28(b)	7,042	5,965,119
Global Net Lease Inc./Global Net Lease
Operating Partnership LP, 3.75%,
12/15/27(a)(b)	7,602	6,880,103
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,160	3,929,465
3.95%, 11/01/27(b)	4,751	4,176,170
4.65%, 04/01/29(b)	6,334	5,342,305
5.95%, 02/15/28(b)	4,355	3,928,629
Iron Mountain Inc.
4.50%, 02/15/31(a)	13,746	12,634,327
4.88%, 09/15/27(a)(b)	11,787	11,509,473
4.88%, 09/15/29(a)(b)	12,565	12,005,268
5.00%, 07/15/28(a)(b)	7,081	6,864,287
5.25%, 03/15/28(a)(b)	9,762	9,564,483
5.25%, 07/15/30(a)	16,342	15,727,716
5.63%, 07/15/32(a)(b)	7,814	7,535,480
7.00%, 02/15/29(a)(b)	12,412	12,752,548
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32(a)	9,717	9,075,768
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27(a)	7,265	7,029,985
4.75%, 06/15/29(a)(b)	9,770	9,285,660
5.25%, 10/01/25(a)(b)	2,539	2,526,790
7.00%, 07/15/31(a)(b)	6,490	6,642,450
MPT Operating Partnership LP/MPT
Finance Corp.
3.50%, 03/15/31	16,605	10,910,060
4.63%, 08/01/29(b)	11,353	8,239,262
5.00%, 10/15/27(b)	17,665	14,483,522
5.25%, 08/01/26(b)	6,376	5,727,097

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%,
09/30/28(a)(b)	$7,116	$6,478,804
Office Properties Income Trust, 9.00%,
09/30/29(a)	5,861	4,638,982
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,367	8,850,933
5.88%, 10/01/28(a)(b)	7,564	7,488,360
7.00%, 02/01/30(a)	7,130	7,258,102
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	7,512	7,116,707
4.75%, 10/15/27(b)	7,303	7,089,925
6.50%, 04/01/32(a)	12,325	12,464,223
7.25%, 07/15/28(a)(b)	5,149	5,316,451
Rithm Capital Corp.
6.25%, 10/15/25(a)	2,533	2,531,167
8.00%, 04/01/29(a)(b)	11,108	11,011,213
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	6,687	6,383,529
4.00%, 09/15/29(a)(b)	6,288	5,611,089
SBA Communications Corp.
3.13%, 02/01/29(b)	20,816	18,845,928
3.88%, 02/15/27	17,536	16,883,631
Service Properties Trust
3.95%, 01/15/28(b)	4,998	4,308,289
4.38%, 02/15/30(b)	5,180	3,876,282
4.75%, 10/01/26	5,716	5,475,782
4.95%, 02/15/27(b)	5,083	4,762,165
4.95%, 10/01/29(b)	5,416	4,317,244
5.25%, 02/15/26	3,725	3,671,611
5.50%, 12/15/27	5,549	5,287,596
8.38%, 06/15/29	8,990	8,949,762
8.63%, 11/15/31(a)(b)	12,420	13,197,082
8.88%, 06/15/32	6,475	6,169,111
Standard Industries Inc./NJ, 6.50%, 08/15/32(a)	2,700	2,704,912
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	5,380	5,126,265
4.38%, 01/15/27(a)(b)	5,838	5,605,807
7.25%, 04/01/29(a)(b)	9,160	9,420,567
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30(a)(b)	9,658	6,919,436
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28(a)	6,886	5,946,953
6.50%, 02/15/29(a)	13,703	10,357,155
10.50%, 02/15/28(a)	34,794	35,192,334
Vornado Realty LP
2.15%, 06/01/26	5,530	5,189,900
3.40%, 06/01/31	4,503	3,669,210
XHR LP
4.88%, 06/01/29(a)(b)	7,333	6,919,563
6.38%, 08/15/25(a)	3,302	3,302,330
		549,562,754
Retail — 5.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	9,300	8,522,880
3.88%, 01/15/28(a)	19,752	18,571,188
4.00%, 10/15/30(a)	36,085	32,186,902
4.38%, 01/15/28(a)(b)	9,368	8,907,919
Academy Ltd., 6.00%, 11/15/27(a)(b)	5,258	5,205,420
Security	Par (000)	Value

Retail (continued)
Advance Auto Parts Inc.
1.75%, 10/01/27(b)	$3,891	$3,453,639
3.50%, 03/15/32(b)	4,365	3,789,085
3.90%, 04/15/30(b)	7,950	7,332,770
5.90%, 03/09/26(b)	2,900	2,907,553
5.95%, 03/09/28(b)	3,750	3,777,474
Arko Corp., 5.13%, 11/15/29(a)(b)	5,680	4,955,092
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,762	5,510,659
4.63%, 11/15/29(a)(b)	10,589	9,894,545
4.75%, 03/01/30	6,094	5,726,347
5.00%, 02/15/32(a)(b)	8,119	7,481,898
At Home Group Inc.
4.88%, 07/15/28(a)(b)	2,157	776,548
7.13%, 07/15/29(a)	3,727	820,061
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,816	5,699,177
6.63%, 10/01/30(a)(b)	10,908	11,011,593
6.69%, 01/15/27(b)	4,034	4,100,634
6.75%, 07/01/36(b)	7,019	7,026,377
6.88%, 11/01/35(b)	10,098	10,230,940
6.95%, 03/01/33(b)	4,326	4,221,940
7.50%, 06/15/29(b)	4,828	4,967,280
BCPE Ulysses Intermediate Inc., 7.75%,
04/01/27,
(7.75% Cash and 8.50% PIK)(a)(b)(c)	4,294	4,145,889
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)(b)	4,289	3,939,322
4.50%, 11/15/26(a)(b)	2,798	2,715,794
6.50%, 08/01/30(a)	7,413	7,580,163
Bloomin’ Brands Inc./OSI Restaurant
Partners LLC, 5.13%, 04/15/29(a)(b)	4,508	4,142,770
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	4,400	4,197,721
Brinker International Inc., 8.25%, 07/15/30(a)(b)	5,880	6,197,279
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(b)(c)	9,612	10,384,141
13.00%, 06/01/30, (13.00% PIK)(a)(c)	16,586	18,294,036
14.00%, 06/01/31, (14.00% PIK)(a)(c)	24,573	28,613,830
CEC Entertainment LLC, 6.75%, 05/01/26(a)(b)	9,870	9,858,341
Cougar JV Subsidiary LLC, 8.00%,
05/15/32(a)(b)	10,127	10,596,295
Dave & Buster’s Inc., 7.63%, 11/01/25(a)	3,879	3,890,839
eG Global Finance PLC, 12.00%, 11/30/28(a)	14,985	16,045,383
Evergreen Acqco 1 LP/TVI Inc., 9.75%,
04/26/28(a)	5,545	5,849,210
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)(b)	6,858	6,879,603
5.88%, 04/01/29(a)	10,373	9,662,853
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	12,095	11,295,680
6.75%, 01/15/30(a)(b)	16,917	15,010,048
FirstCash Inc.
4.63%, 09/01/28(a)	7,155	6,835,896
5.63%, 01/01/30(a)(b)	7,164	6,958,490
6.88%, 03/01/32(a)	7,015	7,094,725
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	6,167	5,278,588
Foundation Building Materials Inc., 6.00%,
03/01/29(a)(b)	5,845	5,238,153

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29(a)	$10,677	$9,332,708
3.88%, 10/01/31(a)(b)	9,905	8,320,200
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,308	19,600,296
8.75%, 01/15/32(a)	6,955	6,644,513
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	9,654	8,999,602
6.38%, 01/15/30(a)	3,560	3,590,599
Guitar Center Inc., 8.50%, 01/15/26(a)	5,384	4,781,678
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	4,826	4,555,689
Ken Garff Automotive LLC, 4.88%,
09/15/28(a)(b)	5,181	4,898,820
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 06/01/27(a)	7,492	7,331,813
Kohl’s Corp.
4.63%, 05/01/31(b)	7,483	6,074,213
5.55%, 07/17/45(b)	5,090	3,333,950
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	9,809	8,666,554
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	12,133	11,425,975
8.25%, 08/01/31(a)(b)	10,338	10,841,957
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	10,245	9,304,342
4.38%, 01/15/31(a)(b)	8,703	7,811,559
4.63%, 12/15/27(a)(b)	5,016	4,825,407
LSF9 Atlantis Holdings LLC/Victra Finance
Corp., 7.75%, 02/15/26(a)	7,466	7,494,943
Macy’s Retail Holdings LLC
4.30%, 02/15/43	2,954	2,122,805
4.50%, 12/15/34(b)	4,400	3,735,799
5.13%, 01/15/42(b)	2,997	2,429,238
5.88%, 04/01/29(a)(b)	7,234	7,065,497
5.88%, 03/15/30(a)(b)	7,060	6,776,379
6.13%, 03/15/32(a)(b)	5,861	5,593,613
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	3,565	3,843,437
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	10,935	8,088,973
7.88%, 05/01/29(a)(b)	14,445	8,302,804
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	6,267	5,564,836
4.75%, 09/15/29	5,767	5,517,120
5.63%, 05/01/27	2,707	2,680,054
NMG Holding Co. Inc./Neiman Marcus
Group LLC, 7.13%, 04/01/26(a)	12,738	12,795,349
Nordstrom Inc.
4.00%, 03/15/27(b)	3,626	3,470,021
4.25%, 08/01/31(b)	5,461	4,860,149
4.38%, 04/01/30(b)	7,772	7,066,260
5.00%, 01/15/44	12,001	9,603,510
6.95%, 03/15/28(b)	3,972	4,051,440
Papa John’s International Inc., 3.88%,
09/15/29(a)(b)	5,382	4,794,492
Park River Holdings Inc.
5.63%, 02/01/29(a)(b)	4,621	3,739,209
6.75%, 08/01/29(a)(b)	4,050	3,401,456
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	4,963	4,628,901
7.50%, 10/15/27(a)(b)	2,597	2,608,362
Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc.
3.50%, 09/01/25(b)	$4,148	$4,047,019
3.75%, 06/15/29(b)	8,134	7,430,544
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	14,781	13,887,251
7.75%, 02/15/29(a)	14,505	14,078,135
QVC Inc.
4.38%, 09/01/28(b)	7,252	5,547,780
4.75%, 02/15/27(b)	7,232	6,331,533
5.45%, 08/15/34	5,028	3,167,640
5.95%, 03/15/43(b)	3,681	2,235,811
Raising Cane’s Restaurants LLC, 9.38%,
05/01/29(a)(b)	7,305	7,886,211
Sally Holdings LLC/Sally Capital Inc., 6.75%,
03/01/32(b)	8,260	8,230,774
Sizzling Platter LLC/Sizzling Platter Finance
Corp., 8.50%, 11/28/25(a)(b)	3,317	3,341,877
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	9,476	8,661,697
4.88%, 11/15/31(a)(b)	6,812	6,083,420
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(a)	10,054	9,896,348
Staples Inc.
10.75%, 09/01/29(a)	30,420	29,466,754
12.75%, 01/15/30(a)	10,522	8,170,565
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.00%, 06/01/31(a)(b)	9,420	8,550,318
5.88%, 03/01/27(b)	3,485	3,456,841
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29(a)(b)	8,092	7,520,161
Victoria’s Secret & Co., 4.63%, 07/15/29(a)(b)	8,594	7,129,160
Vivo Energy Investments BV, 5.13%,
09/24/27(a)	25	23,762
Walgreen Co., 4.40%, 09/15/42(b)	2,600	1,757,022
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	6,380	5,260,832
3.45%, 06/01/26(b)	15,300	14,578,401
4.10%, 04/15/50(b)	7,850	5,156,652
4.50%, 11/18/34(b)	3,625	2,882,521
4.65%, 06/01/46	3,500	2,375,179
4.80%, 11/18/44(b)	8,125	6,091,837
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	9,672	9,575,281
White Cap Parent LLC, 8.25%, 03/15/26,
(9.00% PIK)(a)(b)(c)	2,635	2,630,428
Yum! Brands Inc.
3.63%, 03/15/31(b)	13,457	12,003,170
4.63%, 01/31/32(b)	14,214	13,255,658
4.75%, 01/15/30(a)(b)	10,360	9,983,770
5.35%, 11/01/43	3,153	3,010,671
5.38%, 04/01/32(b)	13,357	12,941,319
6.88%, 11/15/37	4,180	4,580,344
		929,584,178
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,933	4,944,464
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	6,040	6,377,860
Entegris Inc.
3.63%, 05/01/29(a)(b)	4,651	4,218,686
4.38%, 04/15/28(a)(b)	4,770	4,528,298
4.75%, 04/15/29(a)	19,748	19,052,856
5.95%, 06/15/30(a)(b)	10,495	10,470,533

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
ON Semiconductor Corp., 3.88%, 09/01/28(a)	$10,175	$9,504,494
Synaptics Inc., 4.00%, 06/15/29(a)(b)	6,289	5,761,474
		64,858,665
Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	3,816	3,803,480
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	30,236	28,507,539
Camelot Finance SA, 4.50%, 11/01/26(a)	8,775	8,554,540
Capstone Borrower Inc., 8.00%, 06/15/30(a)(b)	7,591	7,863,471
Castle U.S. Holding Crop., 9.50%, 02/15/28(a)	2,019	952,171
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29(a)(b)	10,323	10,411,540
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29(a)	10,670	10,945,166
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	11,440	10,730,509
4.88%, 07/01/29(a)(b)	11,431	10,798,345
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	50,409	49,136,033
8.25%, 06/30/32(a)(b)	22,735	23,587,631
9.00%, 09/30/29(a)(b)	48,533	48,261,516
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(a)(b)	4,309	4,221,952
6.50%, 10/15/28(a)(b)	6,125	5,911,201
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29(a)(b)	7,079	6,717,648
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	8,615	8,815,334
Elastic NV, 4.13%, 07/15/29(a)	8,830	8,135,235
Fair Isaac Corp.
4.00%, 06/15/28(a)	13,080	12,306,832
5.25%, 05/15/26(a)	3,975	3,953,369
Helios Software Holdings Inc./ION Corporate
Solutions Finance SARL
4.63%, 05/01/28(a)	4,335	3,952,684
8.75%, 05/01/29(a)(b)	6,290	6,504,455
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	7,975	7,887,216
Open Text Corp.
3.88%, 02/15/28(a)	13,155	12,280,344
3.88%, 12/01/29(a)(b)	10,722	9,732,709
Open Text Holdings Inc.
4.13%, 02/15/30(a)	11,304	10,310,321
4.13%, 12/01/31(a)(b)	8,456	7,528,099
PTC Inc., 4.00%, 02/15/28(a)(b)	6,706	6,351,405
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	779,785
RingCentral Inc., 8.50%, 08/15/30(a)(b)	6,563	6,895,468
ROBLOX Corp., 3.88%, 05/01/30(a)	14,502	12,994,935
Rocket Software Inc.
6.50%, 02/15/29(a)	7,955	7,185,399
9.00%, 11/28/28(a)	11,284	11,614,097
SS&C Technologies Inc.
5.50%, 09/30/27(a)	19,769	19,582,971
6.50%, 06/01/32(a)(b)	11,090	11,295,882
Twilio Inc.
3.63%, 03/15/29(b)	7,934	7,197,114
3.88%, 03/15/31(b)	7,213	6,477,016
UKG Inc., 6.88%, 02/01/31(a)	31,065	31,929,673
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25(a)	16,825	14,637,750
West Technology Group LLC, 8.50%,
04/10/27(a)(b)	5,288	4,535,010
Security	Par (000)	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp., 3.88%, 02/01/29(a)(b)	$9,964	$9,102,208
		472,388,053
Telecommunications — 4.8%
Altice Financing SA
5.00%, 01/15/28(a)(b)	15,933	12,723,169
5.75%, 08/15/29(a)(b)	26,964	20,464,773
9.63%, 07/15/27(a)	3,560	3,323,801
Altice France Holding SA
6.00%, 02/15/28(a)(b)	10,150	3,122,372
10.50%, 05/15/27(a)(b)	14,222	5,326,082
Altice France SA
5.13%, 01/15/29(a)	6,575	4,565,187
5.13%, 07/15/29(a)	32,344	22,682,687
5.50%, 01/15/28(a)	14,374	10,523,234
5.50%, 10/15/29(a)(b)	26,418	18,578,674
8.13%, 02/01/27(a)	22,764	18,410,249
British Telecommunications PLC
4.25%, 11/23/81,
(5-year CMT + 2.985%)(a)(b)(d)	6,977	6,620,796
4.88%, 11/23/81,
(5-year CMT + 3.493%)(a)(b)(d)	7,064	6,351,321
Ciena Corp., 4.00%, 01/31/30(a)	6,813	6,256,071
CommScope Inc.
4.75%, 09/01/29(a)	14,165	10,269,625
6.00%, 03/01/26(a)	15,829	14,858,346
7.13%, 07/01/28(a)	6,058	3,823,249
8.25%, 03/01/27(a)(b)	8,790	6,083,260
CommScope Technologies LLC, 5.00%,
03/15/27(a)(b)	7,211	4,628,561
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(a)	26,635	26,182,842
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	5,443	4,711,208
6.50%, 10/01/28(a)	9,997	9,003,506
Embarq Corp., 8.00%, 06/01/36	11,696	3,408,214
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)(b)	18,587	17,900,423
5.88%, 10/15/27(a)(b)	12,847	12,720,575
5.88%, 11/01/29(b)	10,594	9,534,583
6.00%, 01/15/30(a)(b)	13,821	12,456,051
6.75%, 05/01/29(a)(b)	12,462	11,774,899
8.63%, 03/15/31(a)	8,888	9,309,273
8.75%, 05/15/30(a)	16,757	17,555,167
Frontier Florida LLC, Series E, 6.86%, 02/01/28	3,127	3,165,116
GoTo Group Inc., 5.50%, 05/01/28(a)(b)	10,314	6,351,814
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	13,478	10,272,786
6.63%, 08/01/26(b)	7,211	3,381,635
Iliad Holding SASU
6.50%, 10/15/26(a)	9,875	9,895,447
7.00%, 10/15/28(a)	11,654	11,684,491
8.50%, 04/15/31(a)(b)	12,597	13,123,895
Intelsat Jackson Holdings SA, 6.50%,
03/15/30(a)(b)	39,242	37,331,833
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	7,045	4,538,911
4.00%, 04/15/31(a)(b)	6,959	4,419,591
4.50%, 04/01/30(a)	10,299	6,901,171
4.88%, 06/15/29(a)(b)	8,954	6,312,570
10.50%, 04/15/29(a)(b)	11,655	11,946,375

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
10.50%, 05/15/30(a)	$9,670	$9,882,740
10.75%, 12/15/30(a)	10,230	10,549,687
11.00%, 11/15/29(a)(b)	21,942	23,228,672
Lumen Technologies Inc.
4.13%, 04/15/29(a)(b)	7,740	5,669,385
4.13%, 04/15/30(a)(b)	7,540	5,315,541
4.50%, 01/15/29(a)	3,083	1,347,579
5.13%, 12/15/26(a)(b)	570	393,304
Series P, 7.60%, 09/15/39(b)	2,663	1,133,667
Series U, 7.65%, 03/15/42(b)	2,165	896,120
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	10,922	9,594,272
5.13%, 01/15/28(a)(b)	5,384	5,182,243
6.25%, 03/25/29(a)(b)	8,156	7,976,137
7.38%, 04/02/32(a)(b)	5,605	5,626,490
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,564	7,416,502
Series 2034, 6.00%, 09/30/34(a)	10,921	10,320,345
Series 2036, 7.20%, 07/18/36(a)	6,610	6,752,313
Series 2038, 7.72%, 06/04/38(a)	6,382	6,833,973
Qwest Corp., 7.25%, 09/15/25(b)	2,237	2,215,558
Rogers Communications Inc., 5.25%, 03/15/82,
(5-year CMT + 3.590%)(a)(b)(d)	11,175	10,817,466
Telecom Italia Capital SA
6.00%, 09/30/34(b)	4,838	4,553,785
6.38%, 11/15/33(b)	7,128	6,946,076
7.20%, 07/18/36(b)	5,206	5,195,828
7.72%, 06/04/38(b)	4,543	4,616,812
Telesat Canada/Telesat LLC
4.88%, 06/01/27(a)	3,293	1,502,326
5.63%, 12/06/26(a)(b)	4,350	2,065,910
6.50%, 10/15/27(a)(b)	3,076	902,589
U.S. Cellular Corp., 6.70%, 12/15/33(b)	8,226	8,808,393
Viasat Inc.
6.50%, 07/15/28(a)(b)	4,873	3,967,067
7.50%, 05/30/31(a)(b)	9,821	7,208,201
ViaSat Inc.
5.63%, 09/15/25(a)(b)	6,211	6,144,009
5.63%, 04/15/27(a)(b)	8,302	7,802,833
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	6,272	5,439,297
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	16,620	14,071,990
4.75%, 07/15/31(a)	17,439	14,971,994
7.75%, 04/15/32(a)(b)	11,110	11,104,476
Vodafone Group PLC
3.25%, 06/04/81,
(5-year CMT + 2.447%)(b)(d)	7,942	7,487,054
4.13%, 06/04/81,
(5-year CMT + 2.767%)(b)(d)	14,115	12,423,780
5.13%, 06/04/81,
(5-year CMT + 3.073%)(b)(d)	11,141	8,370,867
7.00%, 04/04/79,
(5-year USD Swap + 4.873%)(d)	25,564	26,464,620
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28(a)	19,270	18,588,116
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	19,427	16,520,076
6.13%, 03/01/28(a)(b)	13,785	9,411,474
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	8,650	8,824,081
		787,037,481
Security	Par (000)	Value

Transportation — 0.6%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	$17,204	$15,652,991
Cargo Aircraft Management Inc., 4.75%,
02/01/28(a)(b)	8,207	7,716,481
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	3,634	3,363,435
Danaos Corp., 8.50%, 03/01/28(a)(b)	3,733	3,842,601
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29(a)(b)	9,447	8,616,679
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	9,930	10,048,415
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	9,270	8,726,392
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	11,994	11,860,474
RXO Inc., 7.50%, 11/15/27(a)	4,280	4,397,700
Watco Cos. LLC/Watco Finance Corp., 7.13%,
08/01/32(a)(b)	9,060	9,278,781
XPO CNW Inc., 6.70%, 05/01/34	3,295	3,461,839
XPO Inc.
7.13%, 06/01/31(a)(b)	6,390	6,591,068
7.13%, 02/01/32(a)	8,040	8,315,125
		101,871,981
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 05/01/31(a)	8,708	8,978,087
7.00%, 06/15/32(a)(b)	10,180	10,498,828
7.88%, 12/01/30(a)	6,195	6,566,737
5.50%, 05/01/28(a)	12,063	11,826,627
		37,870,279

Total Corporate Bonds & Notes — 98.2%
(Cost: $16,399,147,445)		16,038,359,448

	Shares

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(h)	11,575	—

Office REITs — 0.0%
Office Properties Income Trust, NVS	30,481	75,898

Professional Services — 0.0%
Affinion Group Inc.(h)	3,506	—

Total Common Stocks — 0.0%
(Cost $1,265,178)		75,898

Total Long-Term Investments — 98.2%
(Cost: $16,400,412,623)		16,038,435,346

Short-Term Securities

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(k)(l)(m)	2,663,957,031	2,665,022,614

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(k)(l)	82,730,000	$82,730,000

Total Short-Term Securities — 16.8%
(Cost: $2,746,887,288)		2,747,752,614

Total Investments — 115.0%
(Cost: $19,147,299,911)		18,786,187,960

Liabilities in Excess of Other Assets — (15.0)%.		(2,455,266,768)

Net Assets — 100.0%		$16,330,921,192

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Zero-coupon bond.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,558,096,242	$1,106,992,145	(a)	$—	$(115,742)	$49,969	$2,665,022,614	2,663,957,031	$9,796,442	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,170,000	27,560,000	(a)	—	—	—	82,730,000	82,730,000	1,879,872		—
					$(115,742)	$49,969	$2,747,752,614		$11,676,314		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,038,359,448	$—	$16,038,359,448
Common Stocks	—	75,898	—	75,898
Short-Term Securities
Money Market Funds	2,747,752,614	—	—	2,747,752,614
	$2,747,752,614	$16,038,435,346	$—	$18,786,187,960

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PIK	Payment-in-kind
CPI	Consumer Price Index	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
NVS	Non-Voting Shares